As filed with the Securities and Exchange Commission on June 30, 1998

                                                            File No. 33-52784
                                                            File No. 811-7244


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                                   ------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 16
X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 17
X


                                                      ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               One Exchange Place
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (617) 573-1556


Name and Address of Agent for Service:         Copies to:
Coleen Downs Dinneen, Esq.                     Richard W. Grant, Esq.
First Data Investor Services Group, Inc.       Morgan, Lewis & Bockius LLP
One Exchange Place                             2000 One Logan Square
Boston, Massachusetts  02109                   Philadelphia, Pennsylvania  19103

                                               John H. Grady, Esq.
                                               Morgan, Lewis & Bockius LLP
                                               1800 M Street, N.W.
                                               Washington, D.C.  20036

It is proposed that this filing will become  effective  (check  appropriate box)

     immediately upon filing pursuant to paragraph (b)
  X  on June 30, 1998 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a) on [date] pursuant to paragraph (a); or
                  75 days after filing pursuant to paragraph (a) of Rule 485

                                 ABN AMRO FUNDS

                                    FORM N-1A

                              CROSS REFERENCE SHEET
                        INVESTOR SHARES AND COMMON SHARES

Part A
Item No.                                                    Prospectus Caption

Item 1.  Cover Page
                  Cover Page

Item 2.  Synopsis                                           Fund
                  Highlights

Item 3.  Condensed Financial Information                    Not Applicable

Item 4.  General Description of Registrant
Fund Highlights;

General Information--

The Trust; Investment

Objective and Policies;

Certain Risk Factors;

Investment Limitations

Item 5.  Management of the Trust
General Information--

Trustees of the Trust;

The Advisor; The

 Administrator and Sub-
 Administrator; The

Transfer Agent; The

Distributor

Item 6.  Capital Stock and Other Securities
General Information--

Voting Rights;

General Information--

Shareholder Inquiries;

General Information--

Dividends; Taxes

Item 7.  Purchase of Securities Being Offered               Your Account and

Doing Business with Us

Item 8.  Redemption or Repurchase                           Your Account and

Doing Business with Us

Item 9.  Pending Legal Proceedings                 Not Applicable

Part B
Information Caption                                Statement of Additional

Item 10.  Cover Page                               Cover Page

Item 11.  Table of Contents                        Table of Contents

Item 12.  General Information and History          The Trust

Item 13.  Investment Objectives and Policies       Description of
                                            ------------------------------------
                                                   Permitted Investments;
                                                   Investment Limitations;
                                                   Non-Fundamental
                                                   Policy

Item 14.  Management of the Registrant             Trustees and
Officers of
                                                   the Trust; The
                                                   Administrator and Sub-
                                                   Administrator

Item 15.  Control Persons and Principal Holders    Not Applicable

Item 16.  Investment Advisory and Other Services   The Advisor; The
                                                   Administrator
and Sub-
                                                   Administrator;
                                                   Distribution and
                                                   Shareholder Servicing

Item 17.  Brokerage Allocation and other Practices Portfolio
Transactions;
                                                   Trading Practices and

Brokerage

Item 18.  Capital Stock and Other Securities       Description of
Shares

Item 19.  Purchase, Redemption, and Pricing of Securities Being Offered
                                                  Purchase and
                                                  Redemption of Shares;
                                                  Determination of
                                                  Net Asset Value

Item 20.  Tax Status                              Taxes

Item 21.  Underwriters                            The Distribution and
                                                  Shareholder Servicing

Item 22.  Calculation of Performance Data         Computation of Yield;
                                                  Calculation of Total
                                                  Return


Item 23.  Financial Statements                    Not Applicable



PART C -

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 ABN AMRO Funds
                        (formerly, the "Rembrandt Funds")


Small Cap Value Fund

                      Supplement dated June 30, 1998 to the
                        Prospectus - Investor Share Class
                               dated June 30, 1998

This supplement contains new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, will serve as the Custodian of ABN AMRO Funds (the "Trust") on a temporary basis until its custody agreement with the Trust terminates. DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, Missouri 64105, will serve as the Transfer Agent and dividend disbursing agent for the Trust on a temporary basis until its tranfer agency agreement with the Trust terminates.

                                 ABN AMRO Funds
                        (formerly, the "Rembrandt Funds")


Small Cap Value Fund

                      Supplement dated June 30, 1998 to the
                         Prospectus - Common Share Class
                               dated June 30, 1998

This supplement contains new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, will serve as the Custodian of ABN AMRO Funds (the "Trust") on a temporary basis until its custody agreement with the Trust terminates. DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, Missouri 64105, will serve as the Transfer Agent and dividend disbursing agent for the Trust on a temporary basis until its tranfer agency agreement with the Trust terminates.

[ABN-AMRO LOGO ON GRAPHIC]


       ABN AMRO
       Funds

       Prospectus
       Investor Share Class

       June 30, 1998

       Small Cap Value Fund




  NOT FDIC INSURE   NO BANK GUARANTEE   MAY LOSE VALUE

	ABN AMRO(r) is a registered service mark of ABN AMRO Holding N.V., the ultimate parent of ABN AMRO Asset Management (USA) Inc., the investment advisor to the ABN AMRO Funds. All rights reserved ABN AMRO Funds are distributed by First Data Distributors, Inc. which is not a bank affiliate.


       ABN AMRO FUNDS
       (FORMERLY, THE "REMBRANDT FUNDS")
       SMALL CAP VALUE FUND
       INVESTOR SHARES
       JUNE 30, 1998

       -----------------
       Please read this Prospectus carefully before investing, and keep it on file for future reference. It concisely sets forth information that can help you decide if the Fund's investment goals match your own.

       A Statement of Additional Information ("SAI") dated June 30, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling 1-800-443-4725. The SAI is incorporated into this Prospectus by reference.


       The ABN AMRO Funds (formerly, the "Rembrandt Funds") (the
       "Trust") is an open-
       end investment company (a mutual fund) that currently offers a selection of investment portfolios. This Prospectus describes the Investor Shares of the
       Small Cap Value Fund (the "Fund").


       INVESTOR SHARES OF THE FUND ARE OFFERED TO INDIVIDUALS AND
       INSTITUTIONAL
       INVESTORS THROUGH FINANCIAL INTERMEDIARIES WHICH HAVE
       ESTABLISHED A DEALER
       AGREEMENT WITH THE DISTRIBUTOR.

       ---------------------------------------------------------------
       -----------------

       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
       DISAPPROVED THE
       FUND'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
       REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


       THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
       GUARANTEED OR ENDORSED
       BY, ANY BANK. THE FUND'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT
       INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.
       INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
       AMOUNT INVESTED.

       ...............................................................
       .................

       TABLE OF CONTENTS

         Fund
       Highlights.....................................................
       .........   2
         Portfolio Expenses........
         Your Account and Doing Business with
       Us......................................   5
         Investment Objectives and
       Policies...........................................   8
         Certain Risk
       Factors........................................................
       .  10
         Investment
       Limitations....................................................
       ...  11
         The
       Advisor........................................................
       ..........  12
         The Administrator and
       Sub-Administrator......................................  13
         The Transfer
       Agent..........................................................
       .  14
         Distribution and Shareholder
       Servicing.......................................  14

       Performance....................................................
       ..............  15

       Taxes..........................................................
       ..............  16
         Additional Information About Doing Business with
       Us..........................  17
         General
       Information....................................................
       ......  18
         Description of Permitted Investments and Risk
       Factors........................  20

           ...............................................................
       .................

       HOW TO READ THIS PROSPECTUS
       ____________________________________________________

       This Prospectus gives you information that you should know about the Fund before investing. Brief descriptions are also provided throughout the Prospectus to better explain certain key points.

       FUND HIGHLIGHTS
       _______________________________________________________________
       _

       The following summary provides basic information about the Investor Shares of the Small Cap Value Fund. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the SAI.

       INVESTMENT OBJECTIVE  The Fund seeks a high level of total return primarily
       AND POLICIES          through capital appreciation. For more
       information, see
                             "Investment Objective and Policies" and
       "Description of
                             Permitted Investments and Risk Factors."

       UNDERSTANDING RISK    Values of equity securities in which the
       Fund invests may
                             be affected by the financial markets as
       well as by
                             developments impacting specific issuers.
       The Fund invests
                             primarily in small capitalization
       companies which are
                             typically subject to a greater degree of
       change in
                             earnings and business prospects than
       larger, more
                             established companies. See "Certain Risk
       Factors" and
                             "Description of Permitted Investments and
       Risk Factors" in
                             this Prospectus and the SAI.


       MANAGEMENT PROFILE    ABN AMRO Asset Management (USA) Inc. (the
       "Advisor,"
                             formerly, LaSalle Street Capital
       Management, Ltd.), 208
                             South LaSalle Street, Chicago, Illinois
       60604-1003, serves
                             as the Advisor to the Fund. ABN AMRO Fund
       Services, Inc.
                             (the "Administrator") serves as the
       Administrator of the
                             Fund. First Data Investor Services Group,
       Inc. serves as
                             the Sub-Administrator of the Fund (the
       "Sub-
                             Administrator") as well as the transfer
       agent ("Transfer
                             Agent") and dividend disbursing agent for
       the Fund. First
                             Data Distributors, Inc., an affiliate of
       the Sub-
                             Administrator (the "Distributor"), serves
       as distributor
                             of the Fund's shares. See "The Advisor,"
       "The
                             Administrator and Sub-Administrator,"
       "The Transfer Agent"
                             and "Distribution and Shareholder
       Servicing."

       YOUR ACCOUNT      You may generally open an Investor Shares
       account with a
       AND               minimum investment of $2,000 and make
       additional investments
       DOING BUSINESS    with as little as $100. However, please
       contact your
       WITH US           financial intermediary for its specific
       requirements
                         regarding minimum initial and subsequent
       purchase amounts.
                         Purchases and redemptions of the Fund's
       shares are made at
                         net asset value per share. See "Your Account
       and Doing
                         Business With Us."

       DIVIDENDS         Substantially all of the Fund's net
       investment income
                         (exclusive of net capital gains) is
       distributed in the form
                         of periodic dividends. Any net capital gain
       is distributed
                         at least annually. Distributions are paid in
       additional
                         shares unless you elect to take the payment
       in cash. See
                         "General Information--Dividends."

       INFORMATION/      For more information, call your financial
       intermediary.
       SERVICE
       CONTACTS

       PORTFOLIO EXPENSES
       _____________________________________________________________

       The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in INVESTOR SHARES of the Fund. The Fund's Annual operating expenses are based on estimates for the current fiscal year.

       SHAREHOLDER TRANSACTION EXPENSES(1)(As a percentage of offering price)
       ---------------------------------------------------------------
       -----------------

       Maximum Sales Charge Imposed on Purchases  None
       Redemption Fee(/2/)                        None
       -----------------------------------------------


       (1) Certain financial intermediaries may impose account fees or other charges.
           An IRA Account may be charged separate account fees by its custodian.
       (2) A charge, currently $10.00, is imposed on wires of redemption proceeds.
       ANNUAL OPERATING EXPENSES(As a percentage of average net assets)

       ---------------------------------------------------------------
          -----------------

       Advisory
       Fees...........................................................
       .. 0.80%
       12b-1
       Fees...........................................................
       ..... 0.25%
       Other Expenses (after fee
       waivers)(/1/)................................... 0.62%
       ---------------------------------------------------------------
       -----------------
       Total Operating Expenses (after fee
       waivers)(/2/)......................... 1.67%
       ---------------------------------------------------------------
       -----------------


       (1) The Fund's Administrator is waiving, on a voluntary basis, a portion of its fee from the Fund. The Administrator reserves the right to change the amount of or terminate its waiver at any time in its sole discretion.
           Absent such fee waiver, "Other Expenses" would be 1.40%. "Other Expenses"
           for the Fund are based on estimated amounts for the current fiscal year.

       (2) Absent waivers described above, "Total Operating Expenses" would be 2.45%.

       EXAMPLE

       ---------------------------------------------------------------
       -------------
                                                                     1
       YEAR 3 YEARS

       ------ -------
       An investor would pay the following expenses on a $1,000 in-
       vestment assuming (1) 5% annual return and (2) redemption at the end of each time period:
       $17     $53
       ---------------------------------------------------------------
       -------------


       THE EXAMPLE IS BASED UPON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. THE
       EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES.
       ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist you in understanding the various costs and expenses that may be directly or indirectly borne by investors in Investor Shares of the Fund.
       Over the long-term, you may indirectly pay more than the equivalent of the maximum front-end sales charges permitted by the National Association of
       Securities Dealers, Inc. If you purchase shares through a financial intermediary, you may be charged separate fees by the financial intermediary.
       An IRA Account may be charged separate fees by its custodian.
       See "The
       Advisor," "The Administrator and Sub-Administrator" and
       "Distribution and
       Shareholder Servicing."

       ...............................................................
       .................

       WHAT IS AN INTERMEDIARY?

        Any entity, such as a bank, bro-ker-dealer, other financial institution, as-
        sociation or or-ganization that has entered into an arrangement with the Dis-
        tributor to sell Fund shares to its customers.

       ...............................................................
       .................

       YOUR ACCOUNT AND DOING BUSINESS WITH US

       Investor Shares of the Fund are sold on a continuous basis and may be purchased through financial institutions or broker-dealers which have established a dealer agreement with the Distributor ("Intermediaries"). The Fund may make
       Investor Shares available to other investors in the future. Shares of the Fund are offered only to residents of states and other jurisdictions in which the shares are eligible for purchase. For more information about the following topics, see "Additional Information About Doing Business with
       Us."
       ---------------------------------------------------------------
       -----------------

       HOW TO           Shares of the Fund may be purchased through
       Intermediaries,
       PURCHASE,        which provide various services to their
       customers, on any day
       REDEEM AND       on which the New York Stock Exchange ("NYSE")
       is open for
       EXCHANGE         business (a "Business Day"). The purchase
       price of Investor
       SHARES           Shares of the Fund is the net asset value next
       determined after
                        a purchase order is effective. A purchase
       order for Investor
                        Shares will be effective as of the Business
       Day received by the
                        Transfer Agent if the Transfer Agent receives
       the order and
                        payment before net asset value is determined.
       However, an order
                        may be canceled if the custodian does not
       receive Federal funds
                        before net asset value is determined on the
       next Business Day,
                        and you could be liable for any fees or
       expenses incurred by
                        the Trust. Each Intermediary may impose its
       own rules regarding
                        investing in the Fund, including procedures
       for purchases,
                        redemptions and exchanges. Contact your
       Intermediary for
                        information about the services available to
       you and for
                        specific instructions on how to purchase, sell
       and exchange
                        shares. Certain Intermediaries may charge
       account fees.
                        Information concerning shareholder services
       and any charges
                        will be provided to you by your Intermediary.
       Some
                        Intermediaries may be required to register as
       broker-dealers
                        under state law.

                           The shares you purchase through an
       Intermediary may be
                        held "of record" by that Intermediary. If you want to
                        transfer the registration of shares
       beneficially owned by
                        you, but held "of record" by an Intermediary, you should call the Intermediary to request this change.

       Other            Purchases of Investor Shares may be made by
       direct deposit or
       Information      Automated Clearing House ("ACH") transactions
       if your
       Regarding        Intermediary offers such services. Please
       contact your
       Purchases        Intermediary to find out if these services are
       available to
                        you and for more information about direct
       deposit or ACH
                        transactions.

                           Your Intermediary also may impose a wire charge on
                        purchases.

                           No certificates representing shares will be issued.

       ...............................................................
       .................

        HOW DOES AN EXCHANGE TAKE PLACE?

        When making an exchange, you authorize the sale of your shares of the Fund in order to purchase the shares of another fund offered by the Trust. In other words, you are executing a sell order and then a buy order. This sale of your shares is a taxable event which could result in taxable gain or loss.

       ...............................................................
       .................

       Automatic        You may systematically purchase Investor
       Shares through
       Investment       deductions from your checking account,
       provided these
       Plan ("AIP")     accounts are maintained through banks which
       are part of the
                        ACH system. Upon notice, the amount you commit
       to the AIP may
                        be changed or canceled at any time. The
       minimum pre-
                        authorized investment amount is $50 per month.
       You should
                        contact your Intermediary to find out if the
       AIP is available
                        to you. You may obtain an AIP application form
       by calling 1-
                        800-443-4725 or by contacting your
       Intermediary.

       HOW TO
       EXCHANGE
       SHARES

       When Can You     Once payment for your shares has been received
       and
       Exchange         accepted (i.e., an account has been
       established), you
       Shares?          may exchange some or all of your Investor
       Shares for Investor
                        Shares of other funds within the Trust.

                           Exchanges will be made only after
       instructions in writing or
                        by telephone are received by the Transfer
       Agent. Shares may be
                        ex-changed on any Business Day.

                           The Trust reserves the right to change the terms and
                        conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice.

       Requesting an    To exchange shares, you should contact your
       Intermediary, who
       Exchange of      will contact the Transfer Agent and effect the
       exchange on
       Shares           your behalf.


                           If an exchange request in good order is
       received by the
                        Transfer Agent prior to the time the net asset value is
                        determined for the Fund on any Business Day, the exchange
                        usually will occur on that day. Exchanges are made at the net asset value next determined after the request is received by the Transfer Agent. Your Intermediary may have
       earlier cutoff
                        times for exchange requests. Please contact your Intermediary for more information about its exchange
       policies.


       HOW TO REDEEM    You may redeem your shares on any Business
       Day. Redemption
       (SELL) SHARES    requests must be made directly to your
       Intermediary. If a
                        redemption request is received by the Transfer
       Agent prior to
                        the time net asset value is determined for the
       Fund on any
                        Business Day, the redemption usually will
       occur on that day.
                        Redemptions are made at the net asset value
       next determined
                        after the request is received by the Transfer
       Agent. Your
                        Intermediary may have earlier cutoff times for
       redemption
                        requests. Please contact your Intermediary for
       more
                        information regarding redemption orders.

                           A redemption request submitted by mail must be received by the Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that

       ...............................................................
       .................

        WHAT IS ASIGNATURE GUARANTEE?

        A signature guarantee verifies the authenticity of your signature and may be obtained from any of the following: banks, brokers, dealers, certain credit unions, securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.

       ...............................................................
       .................
                        the signature on the written request be
       guaranteed by a bank
                        which is a member of the Federal Deposit
       Insurance Corporation,
                        a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. This signature guarantee
                        requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the shareholder(s)
                        of record, and (3) the redemption check is mailed to the
                        shareholder(s) at the address of record or to a commercial bank account previously designated either on the Account Application or by written instruction to the Transfer
       Agent.

       Redemption       Payment to shareholders for shares redeemed
       generally will be
       Proceeds         made within seven days after receipt by the
       Transfer Agent of
                        the valid redemption request. However, at
       various times, the
                        Fund may be asked to redeem shares for which
       it has not yet
                        received good payment. In such circumstances,
       the forwarding
                        of proceeds may be delayed for up to 15 days
       from the date of
                        purchase or until payment has been collected
       for the purchase
                        of your shares.


                           The Fund intends to pay cash for all shares redeemed, but
                        under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, you may incur brokerage costs and taxes in converting such securities to cash.

                           You may have redemption proceeds mailed to your address or mailed or wired to a commercial bank account previously
                        designated on your Account Application. There is no charge for having redemption proceeds mailed to a designated bank account. Under most circumstances, payments will be wired on the next Business Day following receipt of a valid redemption request. Redemption proceeds may be
       transferred by wire for a
                        wire charge of $10.00, which is deducted from the amount of the redemption. Redemption proceeds may not be transmitted by
                        Federal Reserve wire on federal holidays restricting wire
                        transfers.

       Communications   Neither the Trust nor the Transfer Agent will
       be responsible
       with the         for any loss, liability, cost or expense for
       acting upon wire
       Transfer Agent   instructions or upon telephone instructions
       that it
                        reasonably believes to be genuine. The Trust
       and the Transfer
                        Agent will each employ reasonable procedures
       to confirm that
                        instructions communicated by telephone are
       genuine, including
                        requiring a form of personal identification
       prior to acting
                        upon instructions received by telephone and
       recording
                        telephone instructions. If market conditions
       are
                        extraordinarily

       ...............................................................
       .................

        WHAT ARE INVESTMENT OBJECTIVES AND POLICIES?

        The Fund's investment objective is a statement of what it seeks to achieve. It is important to make sure that the investment objective matches your own financial needs and circumstances. The investment policies section spells out the types of securities in which the Fund invests.

       ...............................................................
       .................

                        active, or other extraordinary circumstances exist, and an
                        Intermediary experiences difficulties placing redemption
                        orders by telephone, the Intermediary may wish to consider placing the order by other means. Your
       Intermediary may not
                        close your account by telephone. Please
       contact your
                        Intermediary for more information regarding its specific
                        requirements for written and telephone
       requests for
                        redemptions and signature guarantee
       requirements.

                           See "Purchase and Redemption of Shares" in the Statement
                        of Additional Information for examples of when your right to redeem your shares may be suspended.

       Systematic       The Fund offers a Systematic Withdrawal Plan
       ("SWP") for
       Withdrawal       Investor Shareholders who wish to receive
       regular
       Plan             distributions from their account. Upon
       commencement of the
                        SWP, your account must have a current value of
       $5,000 or
                        more. You may elect to receive automatic
       payments by check or
                        ACH of $50 or more on a monthly, quarterly,
       semi-annual or
                        annual basis. You should contact your
       Intermediary to find
                        out if a SWP is available to you and for
       information about
                        the SWP. A SWP Application Form may be
       obtained by calling 1-
                        800-443-4725 or by contacting your
       Intermediary.

                           If SWP withdrawals exceed income dividends, your invested
                        principal in your account will be depleted.
       Thus, depending
                        on the frequency and amounts of the withdrawal payments
                        and/or any fluctuations in the net asset value per share,
                        your original investment could be exhausted entirely. To
                        participate in the SWP, you must have your dividends
                        automatically reinvested. To change or cancel the SWP, please contact your Intermediary.

       INVESTMENT OBJECTIVE AND POLICIES
       ______________________________________________

                        The Small Cap Value Fund seeks a high level of total return primarily through capital appreciation.

                           Under normal circumstances, the Fund will invest at least
                        65% of its total assets in common stocks of corporations with small capitalization levels that the Advisor believes are
                        undervalued and present the opportunity to increase shareholder value. The Fund will invest in common stocks that: (i) have below average price to earnings, price to book value, price to sales, and price to cash flow ratios; and (ii) are issued by companies that the Advisor believes are
       financially sound. The
                        Advisor emphasizes a diversified portfolio of common stocks of companies with market capitalization of less than $1.5 billion.

                            Any remaining Fund assets may be invested in: (i)
                         warrants to purchase common stocks; (ii) debt securities
                         convertible into common stocks; (iii)
       preferred stock
                         convertible into common stocks; (iv) U.S.
       dollar denominated
                         equity securities of foreign issuers
       (including sponsored
                         American Depositary Receipts ("ADRs")); and
       (v) interests in
                         real estate investment trusts ("REITs"). The
       Fund invests in
                         equity securities of foreign issuers only if they satisfy in substance the criteria for investing in
       smaller
                         capitalization stocks set forth above.


                            The Fund may invest up to 15% of its total assets in
                         restricted securities. The Fund invests no more than 15% of its net assets in illiquid securities. The
       Fund may invest
                         in variable and floating rate obligations and may purchase securities on a when-issued basis, and may enter into
                         repurchase agreements. The Fund may enter into futures
                         contracts and options on futures for bona fide hedging
                         purposes only.


                            In addition, the Fund may engage in
       securities lending.


                            There is no limit to the percentage of
       portfolio
                         securities that the Fund may purchase subject to a standby commitment, but the amount paid directly or indirectly for a standby commitment held by the Fund may not exceed 1/2 of 1%
                         of the value of the total assets of the Fund.


                            For temporary defensive purposes, when the Advisor
                         determines that market conditions warrant, the Fund may
                         invest up to 100% of its assets in money market instruments and may hold U.S. dollars and foreign
       currencies, including
                         multinational currency units.


       RATINGS           Nationally recognized statistical rating
       organizations
                         ("NRSROs") provide ratings for certain
       instruments in which
                         the Fund may invest. For example, bonds rated
       in the fourth
                         highest rating category (investment grade
       bonds) have an
                         adequate capacity to pay principal and
       interest, but may
                         have speculative characteristics as well. The
       quality
                         standards of debt securities and other
       obligations as
                         described for the Fund must be satisfied at
       the time an
                         investment is made. In the event that an
       investment held by
                         the Fund is assigned a lower rating or ceases
       to be rated,
                         the Advisor will promptly reassess whether
       such security
                         presents suitable credit risks and whether
       the Fund should
                         continue to hold the security or obligation
       in its
                         portfolio. If a portfolio security or
       obligation no longer
                         presents suitable credit risks or is in
       default, the Fund
                         will dispose of the security or obligation as
       soon as
                         reasonably practicable unless the Trustees of
       the Trust
                         determine that to do so is not in the best
       interest of the
                         Fund. The Fund may invest in unrated
       securities that the
                         Advisor determines to be of comparable
       quality at the time
                         of purchase.

       CERTAIN RISK FACTORS
       ___________________________________________________________

                         The investment policies of the Fund entail certain risks and considerations of which an investor should be aware.

       Equity            Investments in equity securities are
       generally subject to
       Securities        market risks that may cause their prices to
       fluctuate over
                         time. The values of convertible equity
       securities are also
                         affected by prevailing interest rates, the
       credit quality of
                         the issuer and any call provision.
       Fluctuations in the value
                         of equity securities in which the Fund
       invests will cause
                         the net asset value of the Fund to fluctuate.

       Securities of     Investments in small capitalization companies
       involve
       Small             greater risk than is customarily associated
       with larger,
       Capitalization    more established companies due to the greater
       business risks
       Companies         of small size, limited markets and financial
       resources,
                         narrow product lines and frequent lack of
       depth of
                         management. The securities of small-sized
       companies are
                         often traded over-the-counter, and may not be
       traded in
                         volumes typical of securities traded on a
       national
                         securities exchange. Consequently, the
       securities of smaller
                         companies may have limited market stability
       and may be
                         subject to more abrupt or erratic market
       movements than
                         securities of larger, more established
       companies of the
                         market averages in general. Because the Fund
       invests
                         primarily in common stocks of smaller
       capitalization
                         companies, the Fund's shares may fluctuate
       significantly in
                         value, and thus may be more suitable for
       long-term investors
                         who can bear the risk of short-term
       fluctuations.

       Convertible       The market value of fixed income investments
       such as
       Debt Securities   convertible debt securities will change in
       response to
                         interest rate changes and other factors.
       During periods of
                         falling interest rates, the values of
       convertible debt
                         securities generally rise. Conversely, during
       periods of
                         rising interest rates, the values of such
       securities
                         generally decline. Moreover, while securities
       with longer
                         maturities tend to produce higher yields, the
       prices of
                         securities with longer maturities are also
       subject to
                         greater market fluctuations as a result of
       changes in
                         interest rates. Changes by NRSROs in the
       rating of any fixed
                         income security and in the ability of an
       issuer to make
                         payments of interest and principal also
       affect the value of
                         these investments. There is a risk that the
       current interest
                         rate on floating and variable rate
       instruments may not
                         accurately reflect existing market interest
       rates. Fixed
                         income securities rated BBB by Standard &
       Poor's Ratings
                         Service, a division of McGraw Hill Companies,
       Inc., or Baa
                         by Moody's Investor Services, Inc. (the
       lowest ratings of
                         investment grade bonds) are deemed by these
       rating services
                         to have speculative characteristics.

       Foreign           Securities of foreign issuers are subject to
       certain risks
       Securities        not typically associated with domestic
       securities,
                         including, among other risks, limited
       publicly available
                         information
                         regarding foreign issuers, lack of uniformity
       in accounting,
                         auditing and financial standards and
       requirements, greater
                         securities market volatility, less liquidity
       of securities,
                         less government supervision and regulations
       of securities
                         markets, withholding taxes and changes in
       taxes on income on
                         securities, and possible seizure,
       nationalization or
                         expropriation of the foreign issuer or
       foreign deposits.

       REITs             REITs may be affected by changes in the value


of their
                         underlying properties and by defaults by borrowers or
                         tenants. Mortgage REITs may be affected by the quality of
                         the credit extended. Furthermore, REITs are dependent on
                         specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in
                         investments in a limited number of
       properties, in a narrow
                         geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make
                         distributions to shareholders or unitholders, and may be
                         subject to defaults by borrowers and to
       self-liquidations.
                         In addition, the performance of a REIT may be affected by
                         its failure to qualify for tax-free
       pass-through of income
                         under the Internal Revenue Code of 1986, as amended (the
                         "Code"), or its failure to maintain exemption from
                         registration under the Investment Company Act of 1940, as
                         amended (the "1940 Act"). Rising interest rates may cause
                         the value of the debt securities in which the Fund may
                         invest to decline. Conversely, falling
       interest rates may
                         cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect the Fund's net asset value.

       INVESTMENT LIMITATIONS
       _________________________________________________________

                         The Fund may not:

                         1. Purchase securities of any issuer (except securities
                            issued or guaranteed by the United States, its agencies
                            or instrumentalities and repurchase
       agreements involving
                            such securities) if as a result more than 5% of the total
                            assets of the Fund would be invested in
       the securities of
                            such issuer or more than 10% of the
       outstanding voting
                            securities of such issuer would be owned by the Fund.
                            This restriction applies to 75% of the
       Fund's assets.

                         2. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S.
       Government or any of its
                            agencies or instrumentalities; repurchase agreements
                            involving such securities) if, as a
       result, more than 25%
                            of the total assets of the Fund are
       invested in the
                            securities of one or more issuers whose
       principal
                            business activities are in the same
       industry.

                         3. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

                         The foregoing percentages apply at the time of purchase of a security. Additional investment limitations are set forth in the SAI.

       ...............................................................
       .................

        INVESTMENT ADVISOR

        An investment advisor manages the investment activities and is responsible for the performance of the Fund. The advisor conducts investment research, exe-
        cutes investment strategies based on an as-sessment of economic and market conditions, and determines which securities to buy, hold or sell.

       ...............................................................
       .................

       THE ADVISOR
       _______________________________________________________________
       _____

                        The Trust and the Advisor, 208 South LaSalle
       Street, Chicago,
                        Illinois 60604-1003, have entered into an advisory agreement
                        (the "Advisory Agreement"). Under the Advisory Agreement, the
                        Advisor makes the investment decisions for the assets of the
                        Fund and continuously reviews, supervises and administers the
                        Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.


                           Under the Advisory Agreement, the Advisor is entitled to a fee, which is calculated daily and paid
       monthly, at an annual
                        rate of 0.80% of the average daily net assets of the Fund. The
                        Advisor may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Fund. The Advisor reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. The Fund may execute
                        brokerage or other agency transactions through an affiliate of the Advisor for which the affiliate may
       receive compensation.

                           ABN AMRO Asset Management (USA) Inc. was organized in
                        March, 1991 under the laws of the State of Delaware. The
                        Advisor manages assets for corporations, unions, governments, insurance companies and charitable
       organizations. As of
                        December 31, 1997, total assets under
       management by the
                        Advisor were approximately $5.8 billion.

                           The Advisor is a direct, wholly-owned
       subsidiary of ABN
                        AMRO Capital Markets Holding, Inc., which is an indirect,
                        wholly-owned subsidiary of ABN AMRO Holding
       N.V., a
                        Netherlands company.

                           Edwin Bruere, Senior Vice President and
       Director of the
                        Equity Group of the Advisor, serves as lead portfolio manager of the Fund. As lead portfolio manager, he makes investment decisions on behalf of the Fund and formulates the Fund's
                        investment strategy. Previously, he has served as a portfolio manager and a member of various equity
       committees. Mr. Bruere
                        has been involved in investment management since 1988 and has been associated with the Advisor and an
       affiliate of the
                        Advisor since January, 1997.


                           Jac A. Cerney, Senior Vice President of the
       Advisor,
                        serves as co-portfolio manager of the Fund. As co-portfolio manager, he is primarily responsible for implementing the
                        Fund's investment strategy under Mr. Bruere's direction. Mr.
                        Cerney has been associated with the Advisor and its
                        predecessor since April, 1990 as a portfolio manager.


       Prior            The performance information on the following
       page relates to
       Performance of   an account managed by Mr. Edwin Bruere, who
       currently serves
       a Managed        as lead portfolio manager of the Fund. The
       account has an
       Account          investment objective, policies, and
       restrictions
                        substantially similar to that of the Fund. Mr.
       Bruere has
                        also managed other accounts with a similar
       investment
                        objective,
                         policies and restrictions as that of the Fund; however, the performance information below reflects the account with the longest performance history.


                            This account was not subject to certain
       investment
                         limitations, requirements, and other
       restrictions imposed by
                         the 1940 Act and the Code. If these had been imposed, the
                         account's performance would have been
       adversely affected.
                         Furthermore, the account belongs to an
       affiliate of the
                         Advisor and was funded with the affiliate's own money. As a proprietary account, it did not incur any expenses, such as the advisory, administrative, and other fees to which the
                         Fund is subject. If the account had incurred these expenses, its performance would have been lower.


                            You should not rely on the following
       performance
                         information as an indication of future
       performance of the
                         Fund. The performance reflected below does not represent the historical performance of the Fund. The
       performance
                         information relates to a period of time
       before the effective
                         date of the Fund's registration with the SEC as an open-end investment company.


                            The performance information below
       represents equity-only
                         returns and assumes reinvestment of net
       income and capital
                         gain distributions. The Fund normally holds a portion of its assets in cash to meet redemptions and make purchases.
                         Unlike the Fund, the account did not hold any cash during
                         the period shown. If it had, the account's performance would have been lower. Since the period shown
       occurred during a
                         rising market, the absence of cash in the account results in even higher returns. The performance
       information is
                         calculated using the same methods for
       valuation of portfolio
                         securities used by the Fund.



                              PERIOD ENDED
       RUSSELL 2000
                              MAY 31, 1998                  ACCOUNT
       VALUE INDEX
                    ---------------------------------       -------
       ------------
                    Since Inception (January 1, 1997)       44.06%
       25.79%
                    12 Month                                48.10%
       26.66%
                    YEAR ENDED DECEMBER 31, 1997            52.67%
       31.78%


                            The Russell 2000 Value Index shows total return assuming
                         the reinvestment of dividends but does not reflect the
                         deduction of fees, expenses and taxes.
       Source: Frank Russell
                         Company. The Russell 2000 Value Index is comprised of
                         securities in the Russell 2000 Index with less than average growth orientation. Companies in this Index generally have low price to book and price-earnings ratios.


       THE ADMINISTRATOR
       AND SUB-ADMINISTRATOR
       __________________________________________________________


                         ABN AMRO Fund Services, Inc. serves as the
       Administrator for
                         the Trust. The Administrator is an affiliate of the Advisor and both are under the common control of ABN
       AMRO Holding
                         N.V., a Netherlands Company. As
       Administrator, it provides
                         the Trust with administrative services,
       including oversight
                         and monitoring of the sub-administrator, transfer agent,
                         distributor and custodian. The Administrator is entitled to a fee, which is
                         calculated daily and paid monthly, at an annual rate of
                         0.15% of the average daily net assets of the Fund.


                            First Data Investor Services Group, Inc.
       serves as the
                         Sub-Administrator for the Trust. As
       Sub-Administrator it
                         provides the Trust with sub-administrative services,
                         including fund accounting, regulatory
       reporting, necessary
                         office space, equipment, personnel and
       facilities.
                         Compensation for these services is paid under a sub-
                         administration and fund accounting agreement with the
                         Administrator.

       THE TRANSFER
       AGENT
       _______________________________________________________________
          ___________
                         First Data Investor Services Group, Inc.,
       4400 Computer
                         Drive, Westborough, MA 01581, serves as the
       Transfer Agent,
                         and dividend disbursing agent for the Trust.
       Compensation
                         for these services is paid under a transfer agency agreement with the Trust.

       DISTRIBUTION
       AND SHAREHOLDER
       SERVICING
       _______________________________________________________________
          _______
                         First Data Distributors, Inc., 4400 Computer
       Drive,
                         Westborough, MA 01581 and the Trust are
       parties to a
                         distribution agreement (the "Distribution
       Agreement").

                            The Fund has adopted a distribution plan
       (the
                         "Distribution Plan") and a shareholder
       servicing plan (the
                         "Shareholder Servicing Plan") under which firms, including the Distributor, may provide shareholder and administrative services to Investor Shares shareholders for compensation.
                         Under each plan, the Distributor may provide those services itself, or may enter into arrangements under which third
                         parties provide such services and are
       compensated by the
                         Distributor.

                            Under the Distribution Plan, the Trust
       pays a fee of .25%
                         of the average daily net assets of Investor
       Shares to the
                         Distributor as compensation for its services.
       From this
                         amount, the Distributor may make payments to financial
                         institutions and intermediaries such as
       banks, savings and
                         loan associations, insurance companies, and investment
                         counselors, broker-dealers, and the
       Distributor's affiliates
                         and subsidiaries as compensation for
       services, reimbursement
                         of expenses incurred in connection with
       distribution
                         assistance, or provision of shareholder
       services. The
                         Distribution Plan is characterized as a
       compensation plan
                         since the distribution fee is paid to the Distributor
                         without regard to the distribution or
       shareholder services
                         expenses incurred by the Distributor or the amount of
                         payments made to financial institutions and intermediaries.

                            Under the Shareholder Servicing Plan, the
       Trust pays a
                         fee of .25% of the average daily net assets of the Investor
                         Shares to the Distributor in exchange for the Distributor
                         (or its agent's) efforts in maintaining
       client accounts,
                         arranging bank wires, responding to client inquiries
                         concerning services provided or investment, and assisting
                         clients in
                         purchase, redemption and exchange
       transactions and changing
                         their dividend options, account designations and addresses.

                            It is possible that an institution may
       offer different
                         classes of shares to its customers and
       differing services to
                         the classes, and thus receive compensation with respect to different classes. These financial
       institutions may also
                         charge separate fees to their customers.

                            The Trust also offers Common Shares, which are sold
                         without a 12b-1 fee or shareholder servicing fee, primarily to individuals and institutional investors directly and
                         through wrap programs, retirement plans, discount brokerage programs, and various brokerage firms. For more information about Common Shares, you may call
       1-800-433-4725.

       PERFORMANCE
       _______________________________________________________________
       _____
                         From time to time, the Fund may advertise yield and total
                         return. These figures will be based on
       historical earnings
                         and are not intended to indicate future
       performance. The
                         yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period.
                         The yield is calculated by assuming that the same amount of income generated by the investment during that period is
                         generated in each 30-day period over one year, and is shown as a percentage of the investment.

                            The total return of the Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced
       operations through the
                         specified date), assuming that the entire investment is
                         redeemed at the end of each period and
       assuming the
                         reinvestment of all dividend and capital gain distributions.
                         The total return of the Fund may also be quoted as a dollar amount, on an aggregate basis, or an actual basis.

                            The Fund may periodically compare its
       performance to that
                         of other mutual funds tracked by mutual fund rating services
                         (such as Lipper Analytical Securities Corp.)
       or by financial
                         and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may
                         assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of
       risk-adjusted
                         performance, and Ibbotson Associates of
       Chicago, Illinois,
                         which provides historical returns of the capital markets in the U.S. The Fund may use long-term
       performance of these
                         capital markets to demonstrate general
       long-term risk versus
                         reward scenarios and could include the value of a
                         hypothetical investment in any of the capital markets. The
                         Fund may also quote financial and business publications and periodicals as they relate to fund
       management, investment
                         philosophy, and investment techniques.

                            The Fund may quote various measures of
       volatility and
                         benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of
       volatility
                         attempt to compare historical share price
       fluctuations or
                         total returns to a
       15

       ...............................................................
       .................

       TAXES

       You must pay taxes on your Fund's earnings, whether you take your payments in cash or additional shares.

       ...............................................................
       .................

       DISTRIBUTIONS

       The Fund distributes income dividends and capital gains. Income dividends represent the earnings from the Fund's investments; capital gains are generally produced when investments are sold for more than the original purchase price.

       ...............................................................
       .................
                        benchmark while measures of benchmark
       correlation indicate
                        the validity of a comparative benchmark.
       Measures of
                        volatility and correlation are calculated using averages of historical data and cannot be precisely
       calculated.

                           The portfolio turnover rate for the Fund is expected not
                        to exceed 100%. A high turnover rate will result in higher transaction costs and may result in additional tax
                        consequences for shareholders. The performance of Common
                        Shares normally will be higher than that of Investor Shares because of the additional distribution and shareholder
                        services expenses charged to Investor Shares.

       TAXES
       _______________________________________________________________
       ___________
                        The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be
                        changed by legislative, judicial, or
       administrative action.
                        No attempt has been made to present a detailed explanation of the Federal, state, or local income tax
       treatment of the Fund
                        or its shareholders. In addition, state and local tax
                        consequences on an investment in the Fund may differ from the
                        Federal income tax consequences described below. Accordingly, you are urged to consult your tax advisor regarding specific questions as to federal, state, and local income taxes.
                        Additional information concerning taxes is set forth in the
                        SAI.

       Tax Status of    The Fund is treated as a  separate entity for
       Federal income
       the Fund         tax purposes and is not combined with the
       Trust's other funds.
                        The Fund intends to qualify for the special
       tax treatment
                        afforded regulated investment companies as
       defined under
                        Subchapter M of the Code. As long as the Fund
       qualifies for
                        this special tax treatment, it will be
       relieved of Federal
                        income tax on that part of its net investment
       income and net
                        capital gains (the excess of net long-term
       capital gain over
                        net short-term capital loss) which is
       distributed to
                        shareholders.

       Tax Status of    The Fund will distribute substantially all of
       its net
       Distributions    investment income (including, for this
       purpose, net short-term
                        capital gain) to shareholders. Dividends from
       net investment
                        income will be taxable to you as ordinary
       income whether
                        received in cash or in additional shares. Any
       net capital gains
                        will be distributed annually as capital gains
       distributions and
                        will be treated as gain from the sale or
       exchange of a capital
                        asset held for more than one year, regardless
       of how long you
                        have held shares and regardless of whether the
       distributions
                        are received in cash or in additional shares.
       The Fund will
                        notify you annually of the Federal income tax
       character of all
                        distributions.

                            Dividends declared by the Fund in October, November or
                         December of any year and payable to
       shareholders of record
                         on a date in that month will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year, if paid by the Fund at any time during the following
                         January.

                            The Fund intends to make sufficient
       capital gains
                         distributions prior to the end of each
       calendar year to
                         avoid liability for the Federal excise tax applicable to
                         regulated investment companies.

                            Investment income received by the Fund
       from sources
                         within foreign countries may be subject to foreign income
                         taxes withheld at the source.

                            As a general rule, income dividends (not capital gain
                         distributions) paid by the Fund, to the
       extent the dividend
                         is derived from dividends received from
       domestic
                         corporations, may if certain conditions are met, qualify for the dividends received deduction for
       corporate shareholders.
                         Distributions of net capital gains from the Fund do not
                         qualify for the dividends received deduction.

                            Each exchange or redemption (sale) of Fund shares is a
                         taxable event to you.

       ADDITIONAL INFORMATION ABOUT DOING BUSINESS WITH US
       ____________________________

       Minimum           The minimum initial investment in the
       Investor Shares is
       Investment        $2,000, which may be waived at the
       Distributor's discretion.
                         All subsequent investments must be at least
       $100. The Fund
                         is intended to be a long-term investment
       vehicle and is not
                         designed to provide investors with a means of
       speculating on
                         short-term movements. Consequently, the Trust
       reserves the
                         right to reject a purchase order for Investor
       Shares when
                         the Trust or the Transfer Agent determines
       that it is not in
                         the best interest of the Trust or its
       shareholders to accept
                         such order.

                            Your intermediary may impose its own
       minimum initial and
                         subsequent investment requirements. You
       should contact your
                         intermediary for information about any such requirements.

       Maintaining a     Due to the relatively high cost of handling
       small
       Minimum Account   investments, the Fund reserves the right to
       redeem your
       Balance           shares, at net asset value, if, because of
       redemptions of
                         shares by or on your behalf, your account in
       the Fund has a
                         value of less than $2,000. Accordingly, if
       you purchase
                         shares of the Fund in only the minimum
       investment amount you
                         may be subject to such involuntary redemption
       if you
                         thereafter redeem any of these shares. Before
       the Fund
                         exercises its right to redeem such shares and
       send the
                         proceeds to you, you will be given notice
       that the value of
                         the shares in your account is less than the
       minimum amount
                         and will be allowed 60 days to make an
       additional investment
                         in the Fund in an amount that will increase
       the value of the
                         account to at least $2,000. See "Purchase and

                         Redemption of Shares" in the SAI for examples of when your right of redemption may be suspended.

                            Your Intermediary also may have
       requirements for
                         maintaining a minimum account balance. You should contact
                         your Intermediary for information about any such
                         requirements.

       Net Asset Value   The net asset value of the Fund is determined
       as of the
                         close of regular trading on the NYSE
       (normally 4:00 p.m.
                         Eastern time) each Business Day.

       How the Net       The net asset value per share of the Fund is
       determined by
       Asset Value       dividing the total market value of the Fund's
       investments
       is Determined     and other assets, less any liabilities, by
       the total number
                         of outstanding shares of the Fund. The Fund
       values its
                         portfolio securities at the last quoted sales
       price for such
                         securities, or, if there is no such reported
       sales price on
                         the valuation date, at the most recent quoted
       bid price. The
                         Fund may use pricing services to provide
       market quotations.
                         A pricing service may use a matrix system of
       valuation to
                         value fixed income securities which considers
       factors such
                         as securities prices, call features, ratings,
       and
                         developments related to a specific security.

       GENERALINFORMATION
       _____________________________________________________________

       The Trust         The Trust was organized as a Massachusetts
       business trust
                         under a Declaration of Trust dated September
       17, 1992, and
                         amended September 28, 1992, October 20, 1992
       and April 27,
                         1998. The Declaration of Trust permits the
       Trust to offer
                         shares of separate funds and different
       classes of each fund.
                         The Trust consists of the following funds:
       Money Market
                         Fund, Government Money Market Fund, Treasury
       Money Market
                         Fund, Tax-Exempt Money Market Fund, Fixed
       Income Fund,
                         Intermediate Government Fixed Income Fund,
       Tax-Exempt Fixed
                         Income Fund, International Fixed Income Fund,
       Limited
                         Volatility Fixed Income Fund, Latin America
       Equity Fund,
                         Real Estate Fund, Value Fund, Growth Fund,
       Small Cap Growth
                         Fund (formerly, the "Small Cap Fund"),
       International Equity
                         Fund, TransEurope Fund, Asian Tigers Fund,
       Balanced Fund and
                         Small Cap Value Fund. All consideration
       received by the
                         Trust for shares of any fund and all assets
       of such fund
                         belong to that fund, and would be subject to
       liabilities
                         related thereto. The Trust reserves the right
       to create and
                         issue shares of additional funds. As of
       December 31, 1997,
                         the Limited Volatility Fixed Income Fund,
       TransEurope Fund
                         and Small Cap Value Fund had not commenced
       operations.
                         Generally, each Fund offers two classes of
       shares: Common
                         Shares and Investor Shares. Each class has
       its own expense
                         structure and other characteristics. Common
       Shares of the
                         Fund are offered through a separate
       prospectus. The Latin
                         America Equity Fund is not available for
       purchase in
                         Investor Shares.

                            The Trust pays its expenses, including
       fees of its
                         service providers, audit and legal expenses, expenses of
                         preparing prospectuses, proxy solicitation material and
                         reports to
                         shareholders, costs of custodial services and registering
                         the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary
                         expenses, brokerage costs, interest charges, taxes and
                         organization expenses.

       Trustees of the   The management and affairs of the Trust are
       supervised by
       Trust             the Trustees under the laws governing
       business trusts in the
                         Commonwealth of Massachusetts. The Trustees
       have approved
                         contracts under which, as described above,
       certain companies
                         provide essential management, administrative
       and other
                         services to the Trust.

       Voting Rights     Each share held entitles the shareholder of
       record to one
                         vote. Shareholders of the Fund or class will
       vote separately
                         on matters relating solely to the Fund or
       class. As a
                         Massachusetts business trust, the Trust is
       not required to
                         hold annual shareholder meetings but such
       meetings will be
                         held from time to time to seek approval for
       certain changes
                         in the operation of the Trust and for the
       election of
                         Trustees under certain circumstances. In
       addition, a Trustee
                         may be removed by the remaining Trustees or
       by shareholders
                         at a special meeting called upon written
       request of
                         shareholders owning at least 10% of the
       outstanding shares
                         of the Trust. In the event that such a
       meeting is requested,
                         the Trust will provide appropriate assistance
       and
                         information to the shareholders requesting
       the meeting.

       Reporting         The Trust issues unaudited financial
       information semi-
                         annually and audited financial statements
       annually. The
                         Trust furnishes periodic reports to
       shareholders of record,
                         and, as necessary, proxy statements for
       shareholder
                         meetings.

       Shareholder       Shareholder inquiries should be directed to
       the Fund, P.O.
       Inquiries         Box 9765, Providence, Rhode Island
       02940-5047, or 1-800-443-
                         4725.

       Dividends         Substantially all of the net investment
       income (not
                         including net capital gains) of the Fund is
       distributed on a
                         monthly basis. Shareholders who own shares at
       the close of
                         business on the record date will be entitled
       to receive the
                         distribution. Currently, net capital gains of
       the Fund, if
                         any, will be distributed at least annually.

                            Shareholders automatically receive all
       dividends and
                         distributions in additional shares at the net asset value
                         next determined following the record date, unless the
                         shareholder has elected to take such payment in cash.

Shareholders may change their election by
       providing written
                         notice to the Transfer Agent at least 15 days prior to the distribution.

                            Dividends and distributions of the Fund
       are paid on a
                         per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution, a
                         shareholder will pay the full price for the shares and
                         receive some portion of the price back as a taxable dividend or distribution.

       Counsel and       Morgan, Lewis & Bockius LLP serves as counsel
       to the Trust.
       Auditors          Ernst & Young LLP serves as independent
       auditors of the
                         Trust.

       Custodian         The Chase Manhattan Bank, 270 Park Avenue,
       New York, New
                         York 10017 acts as global custodian (the
       "Custodian") of the
                         Trust. The Custodian holds cash securities
       and other assets
                         of the Trust as required by the 1940 Act.

       DESCRIPTION OF
       PERMITTED
       INVESTMENTS AND
       RISK FACTORS
       _______________________________________________________________
       ____
                         The following is a description of certain of the permitted investments and risk factors for the Fund:

       American          The Fund may invest in depositary receipts
       and other similar
       Depositary        instruments, such as ADRs, CDRs, EDRs & GDRs.
       ADRs are
       Receipts          securities, typically issued by a U.S.
       financial institution
       ("ADRs"),         (a "depositary"), that evidence ownership
       interests in a
       Continental       security or a pool of securities issued by a
       foreign issuer
       Depositary        and deposited with the depositary. EDRs,
       which are sometimes
       Receipts          referred to as CDRs, are securities,
       typically issued by a
       ("CDRs"),         non-U.S. financial institution, that evidence
       ownership
       European          interests in a security or a pool of
       securities issued by
       Depositary        either a U.S. or foreign issuer. GDRs are
       issued globally
       Receipts          and evidence a similar ownership arrangement.
       Generally,
       ("EDRs") and      ADRs are designed for trading in the U.S.
       securities market.
       Global            EDRs are designed for trading in European
       Securities Markets
       Depositary        and GDRs are designed for trading in non-U.S.
       securities
       Receipts          markets. Generally, depositary receipts may
       be available
       ("GDRs")          through "sponsored" or "unsponsored"
       facilities. A sponsored
                         facility is established jointly by the issuer
       of the
                         security underlying the receipt and a
       depositary, whereas an
                         unsponsored facility may be established by a
       depositary
                         without participation by the issuer of the
       underlying
                         security. Holders of unsponsored depositary
       receipts
                         generally bear all the costs of the
       unsponsored facility.
                         The depositary of an unsponsored facility
       frequently is
                         under no obligation to distribute shareholder
       communications
                         received from the issuer of the deposited
       security or to
                         pass through to the holders of the receipts
       voting rights
                         with respect to the deposited securities.

       Bankers'          Bankers' acceptances are bills of exchange or
       time drafts
       Acceptances       drawn on and accepted by a commercial bank.
       Bankers'
                         acceptances are used by corporations to
       finance the shipment
                         and storage of goods. Maturities are
       generally six months or
                         less.

       Certificates of   Certificates of deposit are interest bearing
       instruments
       Deposit           with a specific maturity. Certificates of
       deposit are issued
                         by banks and savings and loan institutions in
       exchange for
                         the deposit of funds and normally can be
       traded in the
                         secondary market prior to maturity.
       Certificates of deposit
                         with penalties for early withdrawal are
       considered to be
                         illiquid.

       Commercial        Commercial paper is a term used to describe
       unsecured short-
       Paper             term promissory notes issued by banks,
       municipalities,
                         corporations and other entities. Maturities
       on these issues
                         vary from a few to 270 days.

       Convertible       Convertible securities are corporate
       securities that are
       Securities        exchangeable for a set number of shares of
       another security
                         at a prestated price. Convertible securities
       have
                         characteristics similar to both fixed income
       and equity
                         securities. Because of the conversion
       feature, the market
                         value of convertible securities tends to move
       together with
                         the market value of the underlying stock. The
       value of
                         convertible securities is also affected by
       prevailing
                         interest rates, the credit quality of the
       issuer, and any
                         call provisions.

       Equity            Equity securities include common stocks,
       common stock
       Securities        equivalents, preferred stocks, securities
       convertible into
                         common stocks and securities having common
       stock
                         characteristics, such as rights and warrants
       to purchase
                         common stocks, sponsored and unsponsored
       depositary receipts
                         (e.g., ADRs), REITs, and equity securities of
       closed-end
                         investment companies.

       Fixed Income      Fixed income securities are debt obligations
       issued by
       Securities        corporations, municipalities and other
       borrowers.

       Futures           Futures contracts provide for the future sale
       by one party
       Contracts and     and purchase by another party of a specified
       amount of a
       Options on        specific security at a specified future time
       and at a
       Futures           specified price. An option on a futures
       contract gives the
       Contracts         purchaser the right, in exchange for a
       premium, to assume a
                         position in a futures contract at a specified
       exercise price
                         during the term of the option. The Fund may
       use futures
                         contracts and related options for bona fide
       hedging
                         purposes, to offset changes in the value of
       securities held
                         or expected to be acquired or be disposed of,
       to minimize
                         fluctuations in foreign currencies, or to
       gain exposure to a
                         particular market or instrument. The Fund
       will minimize the
                         risk that it will be unable to close out a
       futures contract
                         by only entering into futures contracts which
       are traded on
                         national futures exchanges. In addition, the
       Fund will only
                         sell covered futures contracts and options on
       futures
                         contracts.

                            Stock and bond index futures are futures contracts for
                         various stock and bond indices that are
       traded on registered
                         securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the
       purchaser to take)
                         an amount of cash equal to a specific dollar amount times
                         the difference between the value of a
       specific stock or bond
                         index at the close of the last trading day of the contract and the price at which the agreement is made.

                            Eurodollar futures are U.S.
       dollar-denominated futures
                         contracts or options thereon which are linked to the London
                         Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time.
                         Eurodollar futures
                         contracts enable purchasers to obtain a fixed rate for the lending of the funds and sellers to obtain a fixed rate for borrowings.

                            No price is paid upon entering into
       futures contracts.
                         Instead, the Fund is required to deposit an amount of cash or liquid assets known as "initial margin."
       Subsequent
                         payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures
                         position varies (a process known as "marking to market").
                         The margin is in the nature of a performance bond or good-
                         faith deposit on a futures contract.

                            In order to avoid leveraging and related risks, when the
                         Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid assets, equal to the market value of the futures positions held,
                         less margin deposits, in a segregated account with the
                         Trust's custodian. Collateral equal to the current market
                         value of the futures position will be marked to market on a daily basis.

                            There are risks associated with these
       activities,
                         including the following: (1) the success of a hedging
                         strategy may depend on an ability to predict movements in
                         the prices of individual securities,
       fluctuations in markets
                         and movements in interest rates; (2) there may be an
                         imperfect or no correlation between the
       changes in market
                         value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a
                         liquid secondary market for a futures
       contract or option;
                         (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict
                         trading in futures contracts and futures options; and (6)
                         the loss from investing in futures
       transactions is
                         potentially unlimited.

       Illiquid          Illiquid securities are securities that
       cannot be disposed
       Securities        of within 7 days at approximately the price
       at which they
                         are being carried on the Fund's books. An
       illiquid security
                         includes a demand instrument with a demand
       notice period
                         exceeding 7 days, if there is no secondary
       market for such
                         security, and repurchase agreements with
       durations (or
                         maturities) over 7 days in length.

       Investment        Investments in shares of open-end and
       closed-end investment
       Company Shares    companies may result in the layering of
       expenses. Since such
                         investment companies pay management fees and
       other expenses,
                         shareholders of the Fund would indirectly pay
       both Fund
                         expenses and the expenses of underlying
       companies with
                         respect to Fund assets invested therein.

       Money Market      Money Market Instruments include certificates
       of deposit,
       Instruments       commercial paper, bankers' acceptances,
       Treasury bills, time
                         deposits, repurchase agreements and shares of
       money market
                         funds.

       Options           A put option gives the purchaser the right to
       sell, and the
                         writer the obligation to buy, the underlying
       security at any
                         time during the option period. A call option
       gives the
                         purchaser the right to buy, and the writer
       the obligation to
                         sell, the underlying security at any time during the option period. The premium paid to the writer is
                         the consideration for undertaking the
       obligations under the
                         option contract.

                            The Fund may purchase put and call options to protect
                         against a decline in the market value of the securities in its portfolio or to protect against an
       increase in the cost
                         of securities that the Fund may seek to
       purchase in the
                         future. In purchasing put and call options the Fund pays a premium therefor. If price movements in the underlying
                         securities are such that exercise of the options would not be profitable for the Fund, loss of the
       premium paid may be
                         offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

                            The Fund may write covered put and call
       options as a
                         means of increasing the yield on its
       portfolio and as a
                         means of providing limited protection against decreases in its market value. When the Fund sells an option, if the
                         underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire
                         without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option
                         holder at the strike price, and will not participate in any increase in the price of such securities above the strike
                         price. When a put option of which the Fund is the writer is exercised, the Fund will be required to
       purchase the
                         underlying securities at the strike price, which may be in excess of the market value of such
       securities.

                            The Fund may purchase and write options on an exchange or
                         over-the-counter. Over-the-counter options
       ("OTC options")
                         differ from exchange-traded options in
       several respects.
                         They are transacted directly with dealers and not with a
                         clearing corporation, and therefore entail the risk of non-
                         performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of
                         expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to
                         information from a market maker. It is the position of the
                         SEC that OTC options are illiquid.

                            The Fund may purchase and write put and
       call options on
                         indices and enter into related closing
       transactions. Put and
                         call options on indices are similar to
       options on securities
                         except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than
                         (or less than, in the case of puts) the
       exercise price of
                         the option. This amount of cash is equal to the difference between the closing price of the index and the exercise
                         price of the option, expressed in dollars multiplied by a
                         specified number. Thus, unlike options on individual
                         securities, all settlements are in cash, and gain or loss
                         depends on price movements in the particular market
                         represented by the index generally, rather than the price
                         movements in individual securities. All
       options written on
                         indices must be covered. When the Fund writes an option on an index, it will establish a segregated account containing cash or liquid assets with its custodian in an amount at
                         least equal to
                         the market value of the option and will
       maintain the account
                         while the option is open or will otherwise cover the
                         transaction.


Risks associated with options transactions
       include: (1)
                         the success of a hedging strategy may depend on an ability to predict movements in the prices of
       individual securities,
                         fluctuations in markets and movements in interest rates; (2)
                         there may be an imperfect correlation between the movement in prices of options and the securities
       underlying them; (3)
                         there may not be a liquid secondary market for options; and
                         (4) while the Fund receives a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The
       Fund may choose
                         to terminate an option position by entering into a closing transaction. The ability of the Fund to enter into closing transactions depends upon the existence of a liquid
                         secondary market for such transactions.

       REITs             REITs pool investors' funds for investment
       primarily in
                         income producing real estate or real estate
       related loans or
                         interests. Generally, REITs can be classified
       as Equity
                         REITs, Mortgage REITs and Hybrid REITs.
       Equity REITs own
                         real estate itself, but primarily invest
       their assets
                         directly in real estate and derive their
       income mainly from
                         rent and capital gains from sale of property.
       Mortgage REITs
                         make loans to provide capital to real estate
       owners and
                         buyers, primarily invest their assets in real
       estate
                         mortgages and derive their income from
       interest payments.
                         Hybrid REITs combine the features of Equity
       and Mortgage
                         REITs.


                            A REIT does not pay corporate income tax if it meets
                         regulatory requirements relating to its
       organization,
                         ownership, assets and income, and with a regulatory
                         requirement that it distributes at least 95% of its taxable income for each taxable year.

       Repurchase        Repurchase agreements are agreements by which
       the Fund
       Agreements        obtains a security and simultaneously commits
       to return the
                         security to the seller at an agreed upon
       price on an agreed
                         upon date within a number of days from the
       date of purchase.
                         The Fund or its agent will have actual or
       constructive
                         possession of the securities held as
       collateral for the
                         repurchase agreement. Collateral must be
       maintained at a
                         value at least equal to 100% of the purchase
       price. The Fund
                         bears a risk of loss in the event the other
       party defaults
                         on its obligations and the Fund is delayed or
       prevented from
                         exercising its right to dispose of the
       collateral securities
                         or if the Fund realizes a loss on the sale of
       the collateral
                         securities. The Fund will enter into
       repurchase agreements
                         only with financial institutions deemed to
       present minimal
                         risk of bankruptcy during the term of the
       agreement based on
                         established guidelines. Repurchase agreements
       are considered
                         loans under the 1940 Act, as well as for
       Federal and state
                         income tax purposes.

       Restricted        Restricted securities are securities that may
       not be sold
       Securities        freely to the public absent registration
       under the
                         Securities Act of 1933, as amended or an
       exemption from
                         registration.

       Rights            Rights are instruments giving shareholders
       the right to
                         purchase shares of newly issued common stock
       below the
                         public offering price before they are offered
       to the public.

       Securities        In order to generate additional income, the
       Fund may lend
       Lending           the securities in which it is invested
       pursuant to
                         agreements requiring that the loan be
       continuously secured
                         by collateral consisting of cash, or
       securities of the U.S.
                         Government or its agencies equal at all times
       to 100% of the
                         market value plus accrued interest of the
       loaned securities.
                         Collateral is marked to market daily. The
       Fund continues to
                         receive interest on the loaned securities
       while
                         simultaneously earning interest on the
       investment of cash
                         collateral in U.S. Government securities.
       There may be risks
                         of delay in recovery of the securities or
       even loss of
                         rights in the collateral should the borrower
       of the
                         securities fail financially.

       Securities of     Foreign securities may be U.S. dollar
       denominated equity
       Foreign Issuers   securities of foreign issuers, including
       sponsored ADRs.

       Standby           Securities subject to standby commitments or
       puts permit the
       Commitments and   holder thereof to sell the securities at a
       fixed price prior
       Puts              to maturity. Securities subject to a standby
       commitment or
                         put may be sold at any time at the current
       market price.
                         However, unless the standby commitment or put
       was an
                         integral part of the security as originally
       issued, it may
                         not be marketable or assignable; therefore,
       the standby
                         commitment or put would only have value to
       the Fund owning
                         the security to which it relates. In certain
       cases, a
                         premium may be paid for a standby commitment
       or put, which
                         premium has the effect of reducing the yield
       otherwise
                         payable on the underlying security.

       Time Deposits     Time deposits are non-negotiable receipts
       issued by a bank
                         in exchange for the deposit of funds. Time
       deposits with a
                         withdrawal penalty are considered to be
       illiquid.

       U.S. Government   Obligations issued or guaranteed by agencies
       of the U.S.
       Agency            Government, including, among others, the
       Federal Farm Credit
       Obligations       Bank, the Federal Housing Administration and
       the Small
                         Business Administration, and obligations
       issued or
                         guaranteed by instrumentalities of the U.S.
       Government,
                         including, among others, the Federal Home
       Loan Mortgage
                         Corporation, the Federal Land Banks and the
       U.S. Postal
                         Service. Some of these securities are
       supported by the full
                         faith and credit of the U.S. Treasury (e.g.,
       Ginnie Mae
                         ("GNMA") (formerly known as Government
       National Mortgage
                         Association) securities), others are
       supported by the right
                         of the issuer to borrow from the Treasury (e.
       g., Federal
                         Farm Credit Bank securities), while still
       others are
                         supported only by the credit of the
       instrumentality (e.g.,
                         Fannie Mae securities). Guarantees of
       principal by agencies
                         or instrumentalities of the U.S. Government
       may be a
                         guarantee of payment at the maturity of the
       obligation so
                         that in the event of a default prior to
       maturity there might
                         not be a market and thus no means of
       realizing on the
                         obligation prior to maturity. Guarantees as
       to the timely
                         payment of
                         principal and interest do not extend to the
       value or yield
                         of these securities nor to the value of the
       Fund's shares.

       U.S. Treasury     U.S. Treasury obligations consist of bills,
       notes and bonds
       Obligations       issued by the U.S. Treasury, as well as
       separately traded
                         interest and principal component parts of
       such obligations,
                         known as "Separately Traded Registered
       Interest and
                         Principal Securities" ("STRIPS"), that are
       transferable
                         through the Federal book-entry system.

       Variable and      Certain obligations may carry variable or
       floating rates of
       Floating Rate     interest, and may involve conditional or
       unconditional
       Instruments       demand features. Such instruments bear
       interest at rates
                         which are not fixed, but which vary with
       changes in
                         specified market rates or indices. The
       interest rates on
                         these securities may be reset daily, weekly,
       quarterly or
                         some other reset period, and may have a floor
       or ceiling on
                         interest rate changes. There is a risk that
       the current
                         interest rate on such obligations may not
       accurately reflect
                         existing market interest rates.

       Warrants          Warrants are instruments giving holders the
       right, but not
                         the obligation, to buy shares of a company at
       a given price
                         usually higher than the market price at the
       time of issuance
                         during a specified period.

       When-Issued and   When-issued or delayed delivery basis
       transactions involve
       Delayed           the purchase of an instrument with payment
       and delivery
       Delivery          taking place in the future. Delivery of and
       payment for
       Securities        these securities may occur a month or more
       after the date of
                         the purchase commitment. The Fund will
       maintain with the
                         custodian a separate account with cash or
       liquid assets in
                         an amount at least equal to these
       commitments. The interest
                         rate realized on these securities is fixed as
       of the
                         purchase date and no interest accrues to the
       Fund before
                         settlement. These securities are subject to
       market
                         fluctuations due to changes in market
       interest rates, and it
                         is possible that the market value at the time
       of settlement
                         could be higher or lower than the purchase
       price if the
                         general level of interest rates has changed.
       Although the
                         Fund generally purchases securities on a
       when-issued or
                         forward commitment basis with the intention
       of actually
                         acquiring securities for its portfolio, the
       Fund may dispose
                         of a when-issued security or forward
       commitment prior to
                         settlement if it deems appropriate. When
       investing in when-
                         issued securities, the Fund will not accrue
       income until
                         delivery of the securities and will invest in
       such
                         securities only for purposes of actually
       acquiring the
                         securities and not for the purpose of
       leveraging.
       26

ABN AMRO
Funds

Prospectus

June 30, 1998


INVESTMENT ADVISOR

ABN AMRO Asset Management (USA) Inc.
208 South LaSalle Street
4th Floor
Chicago, IL 60604-1003

ADMINISTRATOR

ABN AMRO Fund Services, Inc.
208 South LaSalle Street, 4th Floor
Chicago, IL 60604-1003

DISTRIBUTOR

First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, PA 19103

AUDITORS

Ernst & Young LLP
Two Commerce Square
2001 Market Street
Suite 4000
Philadelphia, PA 19103

For more information, call 1-800-443-4725.
www.abnamrofunds-usa.com





[ABN-AMRO LOGO ON GRAPHIC]


       ABN AMRO
       Funds

       Prospectus
       Common Share Class

       June 30, 1998

       Small Cap Value Fund NOT FDIC INSURE   NO BANK GUARANTEE   MAY LOSE VALUE

	ABN AMRO(r) is a registered service mark of ABN AMRO Holding N.V., the ultimate parent of ABN AMRO Asset Management (USA) Inc., the investment advisor to the ABN AMRO Funds. All rights reserved
ABN AMRO Funds are distributed by First Data Distributors, Inc.
which is not a bank affiliate.






ABN AMRO FUNDS
       (FORMERLY, THE "REMBRANDT FUNDS")
       SMALL CAP VALUE FUND
       COMMON SHARES--A NO-LOAD CLASS
       JUNE 30, 1998
           ---------------------------------------------------------------
       -----------------

       Please read this Prospectus carefully before investing, and keep it on file for future reference. It concisely sets forth information that can help you decide if the Fund's investment goals match your own.


       A Statement of Additional Information ("SAI") dated June 30, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling 1-800-443-4725. The SAI is incorporated into this Prospectus by reference.


       The ABN AMRO Funds (formerly, the "Rembrandt Funds") (the
       "Trust") is an open-
       end investment company (a mutual fund) that currently offers a selection of investment portfolios. This Prospectus describes the Common Shares of the Small
       Cap Value Fund (the "Fund").


       COMMON SHARES OF THE FUND ARE OFFERED TO INDIVIDUALS AND
       INSTITUTIONAL
       INVESTORS DIRECTLY AND THROUGH WRAP PROGRAMS, RETIREMENT PLANS,
       DISCOUNT
       BROKERAGE PROGRAMS, AND VARIOUS BROKERAGE FIRMS.


       ---------------------------------------------------------------
       -----------------

       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
       DISAPPROVED THE
       FUND'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
       REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
       GUARANTEED
        OR ENDORSED BY, ANY BANK. THE FUND'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
       FEDERAL
        RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN
       THE
        SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

       ...............................................................
       .................

                                      TABLE OF CONTENTS

         Fund
       Highlights.....................................................
       ..........     2
         Portfolio
       Expenses.......................................................
       .....     3
         Your Account and Doing Business with
       Us.......................................     4
         Investment Objective and
       Policies.............................................     8
         Certain Risk
       Factors........................................................
       ..    10
         Investment
       Limitations....................................................
       ....    11
         The
       Advisor........................................................
       ...........    12
         The Administrator and
       Sub-Administrator.......................................    13
         The Transfer
       Agent..........................................................
       ..    14
         The
       Distributor....................................................
       ...........    14

       Performance....................................................
       ...............    14

       Taxes..........................................................
       ...............    15
         Additional Information About Doing Business with
       Us...........................    16
         General
       Information....................................................
       .......    17
         Description of Permitted Investments and Risk
       Factors.........................    19

       ...............................................................
       .................

       HOW TO READ THIS PROSPECTUS
       ____________________________________________________

       This Prospectus gives you information that you should know about the Fund before investing. Brief descriptions are also provided throughout the
       Prospectus to better explain certain key points.

       FUND HIGHLIGHTS
       _______________________________________________________________
       _
       The following summary provides basic information about the Common Shares of the
       Small Cap Value Fund. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the
       SAI.
INVESTMENT OBJECTIVE AND POLICIES

              The Fund seeks a high level of total return primarily through capital appreciation. For more information, see "Investment
                        Objective and Policies" and "Description of Permitted
                        Investments and Risk Factors."

UNDERSTANDING RISK

                        Values of equity securities in which the Fund invests may be affected by the financial markets as well as by developments impacting specific issuers. The Fund invests primarily in small capitalization companies which are typically subject to a
                        greater degree of change in earnings and business prospects than larger, more established companies. See
       "Certain Risk
                        Factors" and "Description of Permitted
       Investments and Risk
                        Factors" in this Prospectus, and the SAI.

MANAGEMENT PROFILE

                        ABN AMRO Asset Management (USA) Inc. (the
       "Advisor," formerly,
                        LaSalle Street Capital Management, Ltd.), 208 South LaSalle
                        Street, Chicago, Illinois 60604-1003, serves as the Advisor to the Fund. ABN AMRO Fund Services, Inc. (the
       "Administrator")
                        serves as the Administrator of the Fund. First Data Investor
                        Services Group, Inc. serves as the
       Sub-Administrator of the
                        Fund (the "Sub-Administrator") as well as the transfer agent
                        ("Transfer Agent") and dividend disbursing agent for the Fund.
                        First Data Distributors, Inc., an affiliate of the Sub-
                        Administrator (the "Distributor"), serves as distributor of the
                        Fund's shares. See "The Advisor,"
        "The Administrator and Sub-Administrator," "The Transfer
         Agent" and "The Distributor."

YOUR ACCOUNT AND DOING BUSINESS WITH US

                        You may open a Common Shares account with a minimum
                        investment of $2,000 and make additional investments with as little as $100. A Common Shares account may be opened by
                        contacting the Transfer Agent or your
       financial intermediary.
                        See "Your Account and Doing Business With Us."

       DIVIDENDS        Substantially all of the Fund's net investment
       income
                        (exclusive of net capital gains) is
       distributed in the form
                        of periodic dividends. Any net capital gain is
       distributed at
                        least annually. Distributions are paid in
       additional shares
                        unless you elect to take the payment in cash.
       See "General
                        Information--Dividends."
INFORMATION/SERVICE CONTACTS
                        For more information, call 1-800-443-4725, or
       contact your
                        financial intermediary.

       PORTFOLIO EXPENSES
          _____________________________________________________________
       The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in COMMON SHARES of the Fund. The Fund's Annual operating expenses are based on estimates for the current fiscal year.

       SHAREHOLDER TRANSACTION EXPENSES(1)(As a percentage of offering price)

       -----------------------------------------------
       Maximum Sales Charge Imposed on Purchases  None
       Redemption Fee(/2/)                        None
       -----------------------------------------------

       (1) Certain financial intermediaries may impose account fees or other charges.
           An IRA Account may be charged separate account fees by its custodian.
       (2) A charge, currently $10.00, is imposed on wires of redemption proceeds.

       ANNUAL OPERATING EXPENSES (As a percentage of average net assets)

       --------------------------------------------------------
       Advisory Fees                                      0.80%
       12b-1 Fees                                          None
       Other Expenses (after fee waivers)(/1/)            0.37%
       --------------------------------------------------------
       Total Operating Expenses (after fee waivers)(/2/)  1.17%
       --------------------------------------------------------


       (1) The Fund's Administrator is waiving, on a voluntary basis, a portion of its fee from the Fund. The Administrator reserves the right to change the amount of or terminate its waiver at any time in its sole discretion.
           Absent such fee waiver, "Other Expenses" would be 1.15%. "Other Expenses"
           for the Fund are based on estimated amounts for the current fiscal year.
       (2) Absent waivers, "Total Operating Expenses" would be 1.95%.

       EXAMPLE

       ---------------------------------------------------------------
       -------------
                                                                     1
       YEAR 3 YEARS

          ------ -------
       An investor would pay the following expenses on a $1,000 in-
       vestment assuming (1) 5% annual return and (2) redemption at the end of each time period:
       $12     $37
           ---------------------------------------------------------------
       -------------

       THE EXAMPLE IS BASED UPON ESTIMATED EXPENSES FOR THE CURRENT
       FISCAL YEAR. THE
       EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
       FUTURE EXPENSES.
       ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist you in understanding the various costs and expenses that may be directly or indirectly borne by investors in Common Shares of the Fund. If
       you purchase shares through a financial intermediary, you may be charged
       separate fees by the financial intermediary. An IRA Account may be charged
       separate fees by its custodian. See "The Advisor," "The Administrator and Sub-
       Administrator" and "The Distributor."
           ---------------------------------------------------------------
       -----------------

       ...............................................................
       ................

       HOW DO I OBTAIN AN APPLICATION?

       Account Application forms can be obtained by calling
       1-800-443-4725 or at
       www.abnamrofunds-usa.com

       YOUR ACCOUNT AND DOING BUSINESS WITH US

       Common Shares of the Fund are sold on a continuous basis and may be purchased directly from the ABN AMRO Funds, P.O. Box 9765, Providence, Rhode Island
       02940-5047, either by mail, telephone or wire. Shares may also be purchased through a variety of channels, including wrap programs, retirement plans, discount brokerage programs and through various brokerage firms including Jack
       White & Company, Discover Brokerage Direct, and Quick & Reilly. Shares of the
       Fund are offered only to residents of states and other jurisdictions in which the shares are eligible for purchase. For more information about the following topics, see "Additional Information About Doing Business with Us."

       ---------------------------------------------------------------
       -----------------

       HOW TO           OPENING AN ACCOUNT BY MAIL: You may purchase
       Common Shares of
       PURCHASE         the Fund by completing and signing an Account
       Application and
       COMMON SHARES    mailing it, along with a check (or other
       negotiable bank
       FROM THE FUND    instrument) payable in U.S. dollars to "ABN
       AMRO Funds, Small
                        Cap Value Fund," to ABN AMRO Funds, P. O. Box
       9765, Providence,
                        Rhode Island 02940-5047. Subsequent purchases
       of shares may be
                        made at any time by mailing a check (or other
       negotiable bank
                        instrument) to the Fund.


                           Third party checks, credit cards, credit card checks and
                        cash will not be accepted. When purchases are made by check, redemptions may be delayed until the
       investment being redeemed
                        has been in the account for up to 15 days. BY
       TELEPHONE: If an
                        Account Application has been previously
       received, you also may
                        purchase shares over the telephone by calling 1-800-443-4725.
                        Orders by telephone will not be executed until payment has been received. If a check received for purchase of Common Shares does not clear, the purchase will be canceled and you could be liable for any losses or fees incurred.


                        BY WIRE: If you have an account with a
       commercial bank that
                        is a member of the Federal Reserve System, you may purchase shares of a Fund by requesting your bank to transmit funds by wire to Boston Safe Deposit and Trust Company; ABA # 01-10-
                        01234; for Account Number 142727; Further
       Credit: Small Cap
                        Value Fund. Your name and account number must be specified in the wire. Your bank may impose a fee for investments by wire.
                        Shares may not be purchased by Federal Reserve wire on
                        Federal holidays restricting wire transfers.



                        Initial Purchases: Before making an initial investment by
                        wire, you must first telephone 1-800-443-4725 to be assigned an account number. Your name, account number, taxpayer
                        identification number or Social Security number, and address must be specified in the wire. In addition, an Account
                        Application should be promptly forwarded to:
       ABN AMRO Funds,
                        P.O. Box 9765, Providence, Rhode Island
       02940-5047.
                        Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include your name and account number.

       ...............................................................
       .................

        BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN:

         . The account number and Fund name are shown.
         . The amount of the transaction is specified in dollars or shares.
         . Signatures of all owners appear exactly as they are
       registered on the
           account.
         . Any required signature guarantees (if applicable) are
       included.
         . Other supporting legal documents (as necessary) are
       present.
       ...............................................................
       .................

       When Can You     You may purchase shares on days that the New
       York Stock
       Purchase         Exchange is open for business (a "Business
       Day").
       Shares?          The purchase price of Common Shares of the
       Fund is the net
                        asset value next determined after your
       purchase request is
                        effective. A purchase request in good order
       for Common Shares
                        of the Fund will be effective as of the
       Business Day received
                        by the Transfer Agent if the Transfer Agent
       receives your
                        request before net asset value is determined.
       However, your
                        purchase request may be canceled if the
       Custodian does not
                        receive federal funds before net asset value
       is determined on
                        the next Business Day, and you could be liable
       for any fees or
                        expenses incurred by the Fund.


                           If you purchased shares through an
       intermediary, please
                        contact your intermediary for more information about its order requirements. Your intermediary may have earlier cutoff times for share transactions.


       Other            Shareholders who desire to transfer the
       registration of their
       Information      shares should contact the Transfer Agent by
       calling 1-800-
       Regarding        443-4725.
       Purchases


                           Purchases of Common Shares may be made by direct deposit or
                        Automated Clearing House ("ACH") transactions. However, if you purchased shares through a financial
       intermediary, contact your
                        intermediary to find if direct deposit and ACH transactions are available.

                           No certificates representing shares will be issued.

       Automatic           You may systematically purchase Common
       Shares through
       Investment       deductions from a checking account, provided
       the account is
       Plan("AIP")      maintained through a bank which is part of the
       ACH system. Upon
                        notice, the amount you commit to the AIP may
       be changed or
                        canceled at any time. The minimum
       pre-authorized investment
                        amount is $50 per month. You may obtain an AIP
       application form

by calling 1-800-443-4725. If you purchased
       shares through a
                        financial intermediary, contact your
       intermediary to find out
                        if the AIP is available to you. See "Doing
       Business Through
                        Intermediaries."

                           Employees of ABN AMRO North America, Inc.
       or its
                        affiliates who have arranged to purchase shares through the
                        AIP may open an account with no minimum
       initial purchase
                        amount.

       ...............................................................
       .................

        HOW DOES AN EXCHANGE TAKE PLACE?

        When making an exchange, you authorize the sale of your shares of the Fund in order to purchase the shares of another fund offered by the Trust. In other words, you are executing a sell order and then a buy order. This sale of your shares is a taxable event which could result in taxable gain or loss.

       ...............................................................
       .................

        WHAT IS A SIGNATURE GUARANTEE?

        A signature guarantee verifies the authenticity of your signature and may be obtained from any of the following: banks, brokers, dealers, certain credit unions, securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.

       ...............................................................
       .................

       HOW TO
       EXCHANGE
       SHARES

       When Can You     Once payment for your shares has been received
       and accepted
       Exchange         (i.e., an account has been established), you
       may exchange
       Shares?          some or all of your Common Shares for Common
       Shares of other
                        funds within the Trust. For an established
       account, exchanges
                        will be made only after instructions in
       writing or by telephone
                        are received by the Transfer Agent. You may
       exchange your
                        shares on any Business Day.

                           The Trust reserves the right to change the terms and
                        conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice.

       Requesting an    To request an exchange, you must provide
       proper written
       Exchange of      instructions to the Transfer Agent. Telephone
       exchanges
       Shares           will also be accepted if you elected this
       option on your
                        Account Application.


                           If your exchange request in good order is received by the
                        Transfer Agent prior to the time the net asset value is
                        calculated for the Fund on any Business Day, your exchange usually will occur on that day. Exchanges are made at the net asset value next determined after your request is received by the Transfer Agent.


                           If you purchased shares through a financial intermediary,
                        contact your intermediary for more information about
                        exchanging shares.


       HOW TO REDEEM    You may redeem your shares on any Business
       Day, by mail or by
       (SELL) SHARES    telephone. If your redemption request in good
       order is
                        received by the Transfer Agent prior to the
       time net asset
                        value is determined for the Fund on any
       Business Day, your
                        redemption usually will occur on that day.


                        Redemptions are made at the net asset value next determined after your request is received by the Transfer
       Agent.

       By Mail          A redemption request submitted by mail must be
       received by the
                        Transfer Agent in order to constitute a valid
       request for
                        redemption. The Transfer Agent may require
       that the signature
                        on the written request be guaranteed by a bank
       which is a
                        member of the Federal Deposit Insurance
       Corporation, a trust
                        company, broker, dealer, credit union (if
       authorized under
                        state law), securities exchange or
       association, clearing agency
                        or savings association. This signature
       guarantee requirement
                        will be waived if all of the following
       conditions apply: (1)
                        the redemption is for $5,000 worth of shares
       or less, (2) the
                        redemption check is
                         payable to the shareholder(s) of record, and
       (3) the
                         redemption check is mailed to the
       shareholder(s) at the
                         address of record or to a commercial bank account previously designated either on the Account Application or by written instruction to the Transfer Agent.

       By Telephone      Shares may be redeemed by telephone if you
       elect that option
                         on your Account Application.

       Redemption        Payment to shareholders for shares redeemed
       generally will
       Proceeds          be made within seven days after receipt by
       the Transfer
                         Agent of the valid redemption request.
       However, at various
                         times, the Fund may be asked to redeem shares
       for which it
                         has not yet received good payment. In such
       circumstances,
                         your redemption proceeds may be delayed for
       up to 15 days
                         from the date of purchase or until payment
       has been
                         collected for the purchase of your shares.


                            The Fund intends to pay cash for all
       shares redeemed, but
                         under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price.
       In such cases,
                         you may incur brokerage costs and taxes in converting such securities to cash.

                            You may have redemption proceeds mailed to your address
                         or mailed or wired to a commercial bank
       account previously
                         designated on your Account Application. There is no charge for having redemption proceeds mailed to a designated bank account. Under most circumstances, payments will be wired on the next Business Day following receipt of a valid
                         redemption request. Wire transfer requests may be made by
                         calling the Transfer Agent at 1-800-443-4725, who will
                         deduct a wire charge of $10.00 from the
       amount of the
                         redemption. Redemption proceeds may not be transmitted by
                         Federal Reserve wire on Federal holidays restricting wire
                         transfers.

       Communicating     Neither the Trust nor the Transfer Agent will
       be responsible
       with the          for any loss, liability, cost or expense for
       acting upon
       Transfer Agent    wire instructions or upon telephone
       instructions that it
                         reasonably believes to be genuine. The Trust
       and the Transfer
                         Agent will each employ reasonable procedures
       to confirm that
                         instructions communicated by telephone are
       genuine, including
                         requiring a form of personal identification
       prior to acting
                         upon instructions received by telephone and
       recording
                         telephone instructions. If market conditions
       are
                         extraordinarily active, or other
       extraordinary circumstances
                         exist, and you experience difficulties
       placing redemption
                         orders by telephone, you may wish to consider
       placing the
                         order by other means. You may not close your
       account by
                         telephone.

       Other             If you purchased shares through a financial
       intermediary,
       Information       contact your intermediary for more
       information about
       Regarding         redemptions.
       Redemptions

                            See "Purchase and Redemption of Shares" in the SAI for
                         examples of when your right to redeem your shares may be
                         suspended.

       Systematic        The Fund offers a Systematic Withdrawal Plan
       ("SWP") for
       Withdrawal Plan   shareholders who wish to receive regular
       distributions from
                         their account. Upon commencement of the SWP,
       your

       ...............................................................
       .................

        WHAT ARE INVESTMENT OBJECTIVES AND POLICIES?

        The Fund's investment objective is a statement of what it
       seeks to achieve. It
        is important to make sure that the investment objective
       matches your own
        financial needs and circumstances. The investment policies section spells out the types of securities in which the Fund invests.
       ...............................................................
       .................

                        account must have a current value of $5,000 or more. You may elect to receive automatic payments by check or ACH of $50 or more on a monthly, quarterly, semi-annual or annual basis. A
                        SWP Application may be obtained by calling
       1-800-443-4725.
                           If SWP withdrawals exceed income dividends, your invested
                        principal in your account will be depleted.
       Thus, depending
                        on the frequency and amounts of the withdrawal payments
                        and/or any fluctuations in the net asset value per share,
                        your original investment could be exhausted entirely. To
                        participate in the SWP, you must have your dividends
                        automatically reinvested. To change or cancel the SWP upon written notice to the Transfer Agent.
                           If you purchased shares through a financial intermediary,
                        contact your intermediary to find out if the SWP is available to you. See "Doing Business Through
       Intermediaries."


       Doing Business   Common Shares of the Fund may be purchased
       through financial
       Through          institutions or broker-dealers, which have
       established a
       Intermediaries   dealer agreement with the Distributor
       ("Intermediaries").
                        Each Intermediary may impose its own rules
       regarding
                        investing in the Fund, including procedures
       for purchases,
                        redemptions, and exchanges. Contact your
       Intermediary for
                        information about the services available to
       you and for
                        specific instructions on how to purchase,
       exchange and redeem
                        shares. Certain Intermediaries may charge
       account fees.
                        Information concerning any charges will be
       provided to you by
                        your Intermediary. Some Intermediaries may be
       required to
                        register as broker-dealers under state law.
                           The shares you purchase through your
       Intermediary may be
                        held "of record" by that Intermediary. If you
       want to
                        transfer the registration of shares
       beneficially owned by
                        you, but held "of record" by your
       Intermediary, you should
                        call your Intermediary to request this change.

       INVESTMENT
       OBJECTIVE AND
       POLICIES
       _______________________________________________________________
       _______
                        The Small Cap Value Fund seeks a high level of total return primarily through capital appreciation.

                           Under normal circumstances, the Fund will invest at least
                        65% of its total assets in common stocks of corporations with small capitalization levels that the Advisor believes are
                        undervalued and present the opportunity to increase shareholder value. The Fund will invest in common stocks that: (i) have below average price to earnings, price to book value, price to sales, and price to cash flow ratios; and (ii) are issued by companies that the Advisor believes are
       financially sound. The
                        Advisor emphasizes a diversified portfolio of common stocks of companies with market capitalization of less than $1.5 billion.

                            Any remaining Fund assets may be invested in: (i)
                         warrants to purchase common stocks; (ii) debt securities
                         convertible into common stocks; (iii)
       preferred stock
                         convertible into common stocks; (iv) U.S.
       dollar denominated
                         equity securities of foreign issuers
       (including sponsored
                         American Depositary Receipts ("ADRs")) and
       (v) interests in
                         real estate investment trusts ("REITs"). The
       Fund invests in
                         equity securities of foreign issuers only if they satisfy in substance the criteria for investing in
       smaller
                         capitalization stocks set forth above.


                            The Fund may invest up to 15% of its total assets in
                         restricted securities. The Fund invests no more than 15% of its net assets in illiquid securities. The
       Fund may invest
                         in variable and floating rate obligations and may purchase securities on a when-issued basis, and may enter into
                         repurchase agreements. The Fund may enter into futures
                         contracts and options on futures for bona fide hedging
                         purposes only.


                            In addition, the Fund may engage in
       securities lending.


                            There is no limit to the percentage of
       portfolio
                         securities that the Fund may purchase subject to a standby commitment, but the amount paid directly or indirectly for a standby commitment held by the Fund may not exceed 1/2 of 1%
                         of the value of the total assets of the Fund.


                            For temporary defensive purposes, when the Advisor
                         determines that market conditions warrant, the Fund may
                         invest up to 100% of its assets in money market instruments, and may hold U.S. dollars and foreign
       currencies, including
                         multinational currency units.


       RATINGS           Nationally recognized statistical rating
       organizations
                         ("NRSROs") provide ratings for certain
       instruments in which
                         the Fund may invest. For example, bonds rated
       in the fourth
                         highest rating category (investment grade
       bonds) have an
                         adequate capacity to pay principal and
       interest, but may
                         have speculative characteristics as well. The
       quality
                         standards of debt securities and other
       obligations as
                         described for the Fund must be satisfied at
       the time an
                         investment is made. In the event that an
       investment held by
                         the Fund is assigned a lower rating or ceases
       to be rated,
                         the Advisor will promptly reassess whether
       such security
                         presents suitable credit risks and whether
       the Fund should
                         continue to hold the security or obligation
       in its
                         portfolio. If a portfolio security or
       obligation no longer
                         presents suitable credit risks or is in
       default, the Fund
                         will dispose of the security or obligation as
       soon as
                         reasonably practicable unless the Trustees of
       the Trust
                         determine that to do so is not in the best
       interest of the
                         Fund. The Fund may invest in unrated
       securities that the
                         Advisor determines to be of comparable
       quality at the time
                         of purchase.

       CERTAIN RISK FACTORS
       ___________________________________________________________
                         The investment policies of the Fund entail certain risks and considerations of which an investor should be aware.

       Equity            Investments in equity securities are
       generally subject to
       Securities        market risks that may cause their prices to
       fluctuate over
                         time. The values of convertible equity
       securities are also
                         affected by prevailing interest rates, the
       credit quality of
                         the issuer and any call provision.
       Fluctuations in the value
                         of equity securities in which the Fund
       invests will cause
                         the net asset value of the Fund to fluctuate.

       Securities of     Investments in small capitalization companies
       involve


Small             greater risk than is customarily associated
       with larger,
       Capitalization    more established companies due to the greater
       business risks
       Companies         of small size, limited markets and financial
       resources,
                         narrow product lines and frequent lack of
       depth of
                         management. The securities of small-sized
       companies are
                         often traded over-the-counter, and may not be
       traded in
                         volumes typical of securities traded on a
       national
                         securities exchange. Consequently, the
       securities of smaller
                         companies may have limited market stability
       and may be
                         subject to more abrupt or erratic market
       movements than
                         securities of larger, more established
       companies of the
                         market averages in general. Because the Fund
       invests
                         primarily in common stocks of smaller
       capitalization
                         companies, the Fund's shares may fluctuate
       significantly in
                         value, and thus may be more suitable for
       long-term investors
                         who can bear the risk of short-term
       fluctuations.


       Convertible       The market value of fixed income investments
       such as
       Debt Securities   convertible debt securities will change in
       response to
                         interest rate changes and other factors.
       During periods of
                         falling interest rates, the values of
       convertible debt
                         securities generally rise. Conversely, during
       periods of
                         rising interest rates, the values of such
       securities
                         generally decline. Moreover, while securities
       with longer
                         maturities tend to produce higher yields, the
       prices of
                         securities with longer maturities are also
       subject to
                         greater market fluctuations as a result of
       changes in
                         interest rates. Changes by NRSROs in the
       rating of any fixed
                         income security and in the ability of an
       issuer to make
                         payments of interest and principal also
       affect the value of
                         these investments. There is a risk that the
       current interest
                         rate on floating and variable rate
       instruments may not
                         accurately reflect existing market interest
       rates. Fixed
                         income securities rated BBB by Standard &
       Poor's Ratings
                         Service, a division of McGraw Hill Companies,
       Inc., or Baa
                         by Moody's Investor Services, Inc. (the
       lowest ratings of
                         investment grade bonds) are deemed by these
       rating services
                         to have speculative characteristics.


       Foreign           Securities of foreign issuers are subject to
       certain risks
       Securities        not typically associated with domestic
       securities,
                         including, among other risks, limited
       publicly available
                         information regarding foreign issuers, lack
       of uniformity in
                         accounting, auditing and financial standards
       and
                         requirements, greater securities market
       volatility, less
                         liquidity of securities, less government
       supervision and
                         regulations of securities markets,
       withholding taxes and
                         changes in taxes on income on securities, and
       possible
                         seizure, nationalization or expropriation of
       the foreign
                         issuer or foreign deposits.


       REITs             REITs may be affected by changes in the value
       of their
                         underlying properties and by defaults by
       borrowers or
                         tenants. Mortgage REITs may be affected by
       the quality of
                         the credit extended. Furthermore, REITs are
       dependent on
                         specialized management skills. Some REITs may
       have limited
                         diversification and may be subject to risks
       inherent in
                         investments in a limited number of
       properties, in a narrow
                         geographic area, or in a single property
       type. REITs depend
                         generally on their ability to generate cash
       flow to make
                         distributions to shareholder or unitholders,
       and may be
                         subject to defaults by borrowers and to
       self-liquidations.
                         In addition, the performance of a REIT may be
       affected by
                         its failure to qualify for tax-free
       pass-through of income
                         under the Internal Revenue Code of 1986, as
       amended (the
                         "Code"), or its failure to maintain exemption
       from
                         registration under the Investment Company Act
       of 1940, as
                         amended (the "1940 Act"). Rising interest
       rates may cause
                         the value of the debt securities in which the
       Fund may
                         invest to decline. Conversely, falling
       interest rates may
                         cause their value to rise. Changes in the
       value of portfolio
                         securities does not necessarily affect cash
       income derived
                         from these securities but will effect the
       Fund's net asset
                         value.

       INVESTMENT LIMITATIONS
       _________________________________________________________
                         The Fund may not:

                         1. Purchase securities of any issuer (except securities
                            issued or guaranteed by the United States, its agencies
                            or instrumentalities and repurchase
       agreements involving
                            such securities) if as a result more than 5% of the total
                            assets of the Fund would be invested in
       the securities of
                            such issuer or more than 10% of the
       outstanding voting
                            securities of such issuer would be owned by the Fund.
                            This restriction applies to 75% of the
       Fund's assets.

                         2. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S.
       Government or any of its
                            agencies or instrumentalities; repurchase agreements
                            involving such securities) if, as a
       result, more than 25%
                            of the total assets of the Fund are
       invested in the
                            securities of one or more issuers whose
       principal
                            business activities are in the same
       industry.

                         3. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

                            The foregoing percentages apply at the
       time of purchase of
                         a security. Additional investment limitations are set forth in the SAI.

       ...............................................................
       .................

        INVESTMENT ADVISOR

        An investment advisor manages the investment activities and is responsible for the performance of the Fund. The advisor conducts investment research, executes investment strategies based on an assessment of economic and market conditions, and determines which securities to buy, hold or sell.

       ...............................................................
       .................

       THE ADVISOR
       _______________________________________________________________
          _____
                        The Trust and the Advisor, 208 South LaSalle
       Street, Chicago,
                        Illinois 60604-1003, have entered into an advisory agreement
                        (the "Advisory Agreement"). Under the Advisory Agreement, the
                        Advisor makes the investment decisions for the assets of the
                        Fund and continuously reviews, supervises and administers the
                        Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.


                           Under the Advisory Agreement, the Advisor is entitled to a fee, which is calculated daily and paid
       monthly, at an annual
                        rate of 0.80% of the average daily net assets of the Fund. The
                        Advisor may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Fund. The Advisor reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. The Fund may execute
                        brokerage or other agency transactions through an affiliate of the Advisor for which the affiliate may
       receive compensation.

                           ABN AMRO Asset Management (USA) Inc. was organized in March,
                        1991 under the laws of the State of Delaware.
       The Advisor
                        manages assets for corporations, unions, governments, insurance companies and charitable organizations. As of December 31,
                        1997, total assets under management by the Advisor were
                        approximately $5.8 billion.

                           The Advisor is a direct, wholly-owned
       subsidiary of ABN AMRO
                        Capital Markets Holding, Inc., which is an indirect, wholly-
                        owned subsidiary of ABN AMRO Holding N.V., a Netherlands
                        company.

                           Edwin Bruere, Senior Vice President and
       Director of the
                        Equity Group of the Advisor, serves as lead portfolio manager of the Fund. As lead portfolio manager, he makes investment decisions on behalf of the Fund and formulates the Fund's
                        investment strategy. Previously, he has served as a portfolio manager and a member of various equity
       committees. Mr. Bruere
                        has been involved in investment management since 1988 and has been associated with the Advisor and an
       affiliate of the
                        Advisor since January, 1997.


                           Jac A. Cerney, Senior Vice President of the
       Advisor,
                        serves as co-portfolio manager of the Fund. As co-portfolio manager, he is primarily responsible for implementing the
                        Fund's investment strategy under Mr. Bruere's direction. Mr.
                        Cerney has been associated with the Advisor and its
                        predecessor since April, 1990 as a portfolio manager.


       Prior            The performance information on the following
       page relates to
       Performance of   an account managed by Mr. Edwin Bruere, who
       currently serves
       a Managed        as lead portfolio manager of the Fund. The
       account has an
       Account          investment objective, policies, and
       restrictions
                        substantially similar to that of the Fund. Mr.
       Bruere has
                        also managed other accounts with a similar
       investment
                        objective,
                         policies and restrictions as that of the Fund; however, the performance information below reflects the account with the longest performance history.


                            This account was not subject to certain
       investment
                         limitations, requirements, and other
       restrictions imposed by
                         the 1940 Act and the Code. If these had been imposed, the
                         account's performance would have been
       adversely affected.
                         Furthermore, the account belongs to an
       affiliate of the
                         Advisor and was funded with the affiliate's own money. As a proprietary account, it did not incur any expenses, such as the advisory, administrative, and other fees to which the
                         Fund is subject. If the account had incurred these expenses, its performance would have been lower.


                            You should not rely on the following
       performance
                         information as an indication of future
       performance of the
                         Fund. The performance reflected below does not represent the historical performance of the Fund. The
       performance
                         information relates to a period of time
       before the effective
                         date of the Fund's registration with the SEC as an open-end investment company.


                            The performance information below
       represents equity-only
                         returns and assumes reinvestment of net
       income and capital
                         gain distributions. The Fund normally holds a portion of its assets in cash to meet redemptions and make purchases.
                         Unlike the Fund, the account did not hold any cash during
                         the period shown. If it had, the account's performance would have been lower. Since the period shown
       occurred during a
                         rising market, the absence of cash in the account results in even higher returns. The performance
       information is
                         calculated using the same methods for
       valuation of portfolio
                         securities used by the Fund.


                          PERIOD ENDED                         RUSSELL
       2000
                          MAY 31, 1998                 ACCOUNT VALUE
       INDEX
                    ---------------------------------  -------
       ------------
                    Since Inception (January 1, 1997)  44.06%
       25.79%
                    12 Month                           48.10%
       26.66%
                    YEAR ENDED DECEMBER 31, 1997       52.67%
       31.78%


                           The Russell 2000 Value Index shows total return assuming
                         the reinvestment of dividends but does not reflect the
                         deduction of fees, expenses and taxes.
       Source: Frank Russell
                         Company. The Russell 2000 Value Index is comprised of
                         securities in the Russell 2000 Index with less than average growth orientation. Companies in this Index generally have low price-to-book and price-earnings ratios.


       THE ADMINISTRATOR AND SUB-ADMINISTRATOR
       ________________________________________
                         ABN AMRO Fund Services, Inc. (the
       "Administrator") serves as
                         the Administrator for the Trust. The
       Administrator is an
                         affiliate of the Advisor and both are under the common
                         control of ABN AMRO Holding N.V., a
       Netherlands company. As
                         Administrator, it provides the Trust with administrative
                         services, including oversight and monitoring of the sub-
                         administrator, transfer agent, distributor and custodian.
                         The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the
                         average daily net assets of the Fund.


                            First Data Investor Services Group, Inc.
       serves as the
                         Sub-Administrator for the Trust. As
       Sub-Administrator it
                         provides the Trust with sub-administrative services,
                         including fund accounting, regulatory
       reporting, necessary
                         office space, equipment, personnel and
       facilities.
                         Compensation for these services is paid under a sub-
                         administration and fund accounting agreement with the
                         Administrator.

       THE TRANSFER AGENT

                         First Data Investor Services Group, Inc.,
       4400 Computer
                         Drive, Westborough, Massachusetts 01581, serves as the
                         Transfer Agent and dividend disbursing agent for the Trust.
                         Compensation for these services is paid under a transfer
                         agency agreement with the Trust.

       THE DISTRIBUTOR
       _______________________________________________________________

                         First Data Distributors, Inc., 4400 Computer
       Drive,
                         Westborough, Massachusetts 01581 and the
       Trust are parties
                         to a distribution agreement (the
       "Distribution Agreement").


                            It is possible that a financial
       institution may offer
                         different classes of shares of the Fund to its customers and the shares of such customers may be assessed for different distribution expenses with respect to
       different classes of
                         shares.


                            The Trust also offers Investor Shares,
       which are sold
                         with a shareholder servicing fee and a 12b-1 fee, primarily to institutions and individuals through
       financial
                         intermediaries which have established a
       dealer agreement
                         with the Distributor. For more information about Investor
                         Shares, you may contact your Intermediary or call 1-800-443-
                         4725.

       PERFORMANCE
       _______________________________________________________________
       _____
                         From time to time, the Fund may advertise yield and total
                         return. These figures will be based on
       historical earnings
                         and are not intended to indicate future
       performance. The
                         yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period.
                         The yield is calculated by assuming that the same amount of income generated by the investment during that period is
                         generated in each 30-day period over one year, and is shown as a percentage of the investment.

                            The total return of the Fund refers to the average
                         compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced
       operations through the
                         specified date), assuming that the entire investment is
                         redeemed at the end of each period and
       assuming the
                         reinvestment of all dividend and capital gain distributions.
                         The total return of the Fund may also be quoted as a dollar amount, on an aggregate basis, or an actual basis.

       ...............................................................
       .................

        TAXES

        You must pay taxes on your Fund earnings, whether you take your payments in cash or additional shares.
       ...............................................................
       .................

                           The Fund may periodically compare its
       performance to that
                        of other mutual funds tracked by mutual fund rating services
                        (such as Lipper Analytical Securities Corp.)
       or by financial
                        and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect
                        deductions for administrative and management costs. The Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of
       risk-adjusted performance,
                        and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The
                        Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment
                        techniques.

                           The Fund may quote various measures of
       volatility and
                        benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of volatility
                        attempt to compare historical share price fluctuations or
                        total returns to a benchmark while measures of benchmark
                        correlation indicate the validity of a
       comparative benchmark.
                        Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely
                        calculated.

                           The portfolio turnover rate for the Fund is expected not
                        to exceed 100%. A high turnover rate will result in higher transaction costs and may result in additional tax
                        consequences for shareholders. The performance of Common
                        Shares of the Fund normally will be higher than that of
                        Investor Shares because of the additional distribution and shareholder services expenses charged to
       Investor Shares.

       TAXES
       _______________________________________________________________
       ___________
                        The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be
                        changed by legislative, judicial, or
       administrative action.
                        No attempt has been made to present a detailed explanation of the Federal, state, or local income tax
       treatment of the Fund
                        or its shareholders. In addition, state and local tax
                        consequences on an investment in the Fund may differ from the
                        Federal income tax consequences described below. Accordingly, you are urged to consult your tax advisor regarding specific questions as to federal, state, and local income taxes.
                        Additional information concerning taxes is set forth in the
                        SAI.

       Tax Status of    The Fund is treated as a separate entity for
       Federal income tax
       the Fund         purposes and is not combined with the Trust's
       other funds. The
                        Fund intends to qualify for the special tax
       treatment afforded
                        regulated investment companies as defined
       under Subchapter M of
                        the Code. As long as the Fund qualifies for
       this special tax
                        treatment, it will be relieved of Federal

       ...............................................................
       .................

        DISTRIBUTIONS

        The Fund distributes income dividends and capital gains.
       Income dividends
        represent the earnings from the Fund's investments; capital gains are generally produced when investments are sold for more than the original purchase price.
       ...............................................................
       .................

                        income tax on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) which is
       distributed to
                        shareholders.

       Tax Status of    The Fund will distribute substantially all of
       its net
       Distributions    investment income (including, for this
       purpose, net short-term
                        capital gain) to shareholders. Distributions
       from net
                        investment income will be taxable to you as
       ordinary income
                        whether received in cash or in additional
       shares. Any net
                        capital gains will be distributed annually as
       capital gains
                        distributions and will be treated as gain from
       the sale or
                        exchange of a capital asset held for more than
       one year,
                        regardless of how long you have held shares
       and regardless of
                        whether the distributions are received in cash
       or in additional
                        shares. The Fund will notify you annually of
       the Federal income
                        tax character of all distributions.

                           Dividends declared by the Fund in October, November or
                        December of any year and payable to
       shareholders of record on
                        a date in that month will be deemed to have been paid by the
                        Fund and received by shareholders on December
       31 of that
                        year, if paid by the Fund at any time during the following
                        January.

                           The Fund intends to make sufficient capital gains
                        distributions prior to the end of each
       calendar year to avoid
                        liability for the Federal excise tax
       applicable to regulated
                        investment companies.

                           Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes
                        withheld at the source.

                           As a general rule, income dividends (not capital gain
                        distributions) paid by the Fund, to the extent the dividend is derived from dividends received from
       domestic
                        corporations, may, if certain conditions are met, qualify for the dividends received deduction for corporate shareholders.
                        Distributions of net capital gains from the Fund do not
                        qualify for the dividends received deduction.

                           Each exchange or redemption (sale) of Fund shares is a
                        taxable event to you.

       ADDITIONAL
       INFORMATION
       ABOUT DOING
       BUSINESS WITH
       US
       _______________________________________________________________
       ______________

       Minimum          The minimum initial investment is $2,000,
       which may be waived
       Investment       at the Distributor's discretion. All
       subsequent investments
                        must be at least $100. Employees of ABN AMRO
       North America,
                        Inc. or its affiliates who have arranged to
       purchase shares
                        through the AIP may open an account with no
       minimum initial
                        purchase amount. The Fund is intended to
                         be a long-term investment vehicle and is not designed to
                         provide investors with a means of speculating on short-term movements. Consequently, the Trust reserves the right to
                         reject a purchase order for Common Shares when the Trust or the Transfer Agent determines that it is not in the best
                         interest of the Trust or its shareholders to accept such
                         order. Your Intermediary may impose its own minimum initial and subsequent investment requirements. If you purchased
                         shares through an Intermediary, you should contact your
                         Intermediary for information about any such requirements.

       Maintaining a     Due to the relatively high cost of handling
       small
       Minimum Account   investments, the Fund reserves the right to
       redeem your
       Balance           shares, at net asset value if, because of
       redemptions of
                         shares by or on your behalf, your account in
       the Fund has a
                         value of less than $2,000, the minimum
       initial purchase
                         amount. Accordingly, if you purchase shares
       of the Fund in
                         only the minimum investment amount you may be
       subject to
                         such involuntary redemption if you thereafter
       redeem any of
                         these shares. Before the Fund exercises its
       right to redeem
                         such shares and send the proceeds to you, you
       will be given
                         notice that the value of the shares in your
       account is less
                         than the minimum amount and will be allowed
       60 days to make
                         an additional investment in the Fund in an
       amount that will
                         increase the value of the account to at least
       $2,000. See
                         "Purchase and Redemption of Shares" in the
       SAI for examples
                         of when your right of redemption may be
       suspended.

                            Your Intermediary also may have
       requirements for
                         maintaining a minimum account balance. If you purchased shares through an Intermediary you should contact your Intermediary for information about any such requirements.

       Net Asset Value   The net asset value of the fund is determined
       as of the
                         close of regular trading on the NYSE
       (normally 4:00 p.m.
                         Eastern time) each Business Day.

       How the Net       The net asset value per share of the Fund is
       determined by
       Asset Value       dividing the total market value of the Fund's
       investments
       is Determined     and other assets, less any liabilities, by
       the total number
                         of outstanding shares of the Fund. The Fund
       values its
                         portfolio securities at the last quoted sales
       price for such
                         securities, or, if there is no such reported
       sales price on
                         the valuation date, at the most recent quoted
       bid price. The
                         Fund may use pricing services to provide
       market quotations.
                         A pricing service may use a matrix system of
       valuation to
                         value fixed income securities which considers
       factors such
                         as securities prices, call features, ratings,
       and
                         developments related to a specific security.

       GENERAL
       INFORMATION____________________________________________________
       _________

       The Trust         The Trust was organized as a Massachusetts
       business trust
                         under a Declaration of Trust dated September
       17, 1992, and
                         amended September 28, 1992, October 20, 1992
       and April 27,
                         1998. The Declaration of Trust permits the
       Trust to offer
                         shares of separate funds and different
       classes of each fund.
                         The Trust consists of the following funds:
       Money Market
                         Fund, Government Money Market Fund, Treasury
       Money Market
                         Fund, Tax-Exempt Money Market Fund, Fixed
       Income Fund,
                         Intermediate Government Fixed Income Fund,
       17

                         Tax-Exempt Fixed Income Fund, International
       Fixed Income
                         Fund, Limited Volatility Fixed Income Fund,
       Latin America
                         Equity Fund, Real Estate Fund, Value Fund,
       Growth Fund,
                         Small Cap Growth Fund (formerly, the "Small
       Cap Fund"),
                         International Equity Fund, TransEurope Fund,
       Asian Tigers
                         Fund, Balanced Fund and Small Cap Value Fund.
       All
                         consideration received by the Trust for
       shares of any fund
                         and all assets of such fund belong to that fund, and would be subject to liabilities related thereto.
       The Trust
                         reserves the right to create and issue shares of additional funds. As of December 31, 1997, the Limited
       Volatility Fixed
                         Income Fund, TransEurope Fund and Small Cap
       Value Fund had
                         not commenced operations. Generally, each
       Fund offers two
                         classes of shares: Common Shares and Investor Shares. Each class has its own expense structure and other characteristics. Investor Shares of the Fund are offered
                         through a separate prospectus.

                            The Trust pays its expenses, including
       fees of its
                         service providers, audit and legal expenses, expenses of
                         preparing prospectuses, proxy solicitation material and
                         reports to shareholders, costs of custodial services and
                         registering the shares under Federal and state securities
                         laws, pricing, insurance expenses, litigation and other
                         extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

       Trustees of the   The management and affairs of the Trust are
       supervised by
       Trust             the Trustees under the laws governing
       business trusts in the
                         Commonwealth of Massachusetts. The Trustees
       have approved
                         contracts under which, as described above,
       certain companies
                         provide essential management, administrative
       and other
                         services to the Trust.

       Voting Rights     Each share held entitles the shareholder of
       record to one
                         vote. Shareholders of the Fund or class will
       vote separately
                         on matters relating solely to the Fund or
       class. As a
                         Massachusetts business trust, the Trust is
       not required to
                         hold annual shareholder meetings but such
       meetings will be
                         held from time to time to seek approval for
       certain changes
                         in the operation of the Trust and for the
       election of
                         Trustees under certain circumstances. In
       addition, a Trustee
                         may be removed by the remaining Trustees or
       by shareholders
                         at a special meeting called upon written
       request of
                         shareholders owning at least 10% of the
       outstanding shares

of the Trust. In the event that such a
       meeting is requested,
                         the Trust will provide appropriate assistance and
                         information to the shareholders requesting the meeting.

       Reporting         The Trust issues unaudited financial
       information semi-
                         annually and audited financial statements
       annually. The
                         Trust furnishes periodic reports to
       shareholders of record,
                         and, as necessary, proxy statements for
       shareholder
                         meetings.

       Shareholder       Shareholder inquiries should be directed to
       the Fund, P.O.
       Inquiries         Box 9765, Providence, Rhode Island
       02940-5047, or 1-800-443-
                         4725.

       Dividends         Substantially all of the net investment
       income (not
                         including net capital gains) of the Fund is
       distributed on a
                         monthly basis. Shareholders who own shares at
       the close of
                         business on the record date will be entitled
       to receive the
                         distribution. Currently, net capital gains of
       the Fund, if
                         any, will be distributed at least annually.

                            Shareholders automatically receive all
       dividends and
                         distributions in additional shares at the net asset value
                         next determined following the record date, unless the
                         shareholder has elected to take such payment in cash.
                         Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution.

                            Dividends and distributions of the Fund
       are paid on a
                         per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution, a
                         shareholder will pay the full price for the shares and
                         receive some portion of the price back as a taxable dividend or distribution.

       Counsel and       Morgan, Lewis & Bockius LLP serves as counsel
       to the Trust.
       Auditors          Ernst & Young LLP serves as independent
       auditors of the
                         Trust.

       Custodian         The Chase Manhattan Bank, 270 Park Avenue,
       New York, New
                         York 10017 acts as global custodian (the
       "Custodian") of the
                         Trust. The Custodian holds cash securities
       and other assets
                         of the Trust as required by the 1940 Act.

       DESCRIPTION OF
       PERMITTED
       INVESTMENTS AND
       RISK FACTORS
       _______________________________________________________________
       ___
                         The following is a description of certain of the permitted investments and risk factors for the Fund:

       American          The Fund may invest in depositary receipts
       and other similar
       Depositary        instruments, such as ADRs, CDRs, EDRs and
       GDRs. ADRs are
       Receipts          securities, typically issued by a U.S.
       financial institution
       ("ADRs"),         (a "depositary"), that evidence ownership
       interests in a
       Continental       security or a pool of securities issued by a
       foreign issuer
       Depositary        and deposited with the depositary. EDRs,
       which are sometimes
       Receipts          referred to as CDRs, are securities,
       typically issued by a
       ("CDRs"),         non-U.S. financial institution, that evidence
       ownership
       European          interests in a security or a pool of
       securities issued by
       Depositary        either a U.S. or foreign issuer. GDRs are
       issued globally
       Receipts          and evidence a similar ownership arrangement.
       Generally,
       ("EDRs") and      ADRs are designed for trading in the U.S.
       securities market.
       Global            EDRs are designed for trading in European
       Securities Markets
       Depositary        and GDRs are designed for trading in non-U.S.
       securities
       Receipts          markets. Generally, depositary receipts may
       be available
       ("GDRs")          through "sponsored" or "unsponsored"
       facilities. A sponsored
                         facility is established jointly by the issuer
       of the
                         security underlying the receipt and a
       depositary, whereas an
                         unsponsored facility may be established by a
       depositary
                         without participation by the issuer of the
       underlying
                         security. Holders of unsponsored depositary
       receipts
                         generally bear all the costs of the
       unsponsored facility.
                         The depositary of an unsponsored facility
       frequently is
                         under no obligation to distribute shareholder
       communications
                         received from the issuer of the deposited
       security
                         or to pass through to the holders of the
       receipts voting
                         rights with respect to the deposited
       securities.

       Bankers'          Bankers' acceptances are bills of exchange or
       time drafts
       Acceptances       drawn on and accepted by a commercial bank.
       Bankers'
                         acceptances are used by corporations to
       finance the shipment
                         and storage of goods. Maturities are
       generally six months or
                         less.

       Certificates of   Certificates of deposit are interest bearing
       instruments
       Deposit           with a specific maturity. Certificates of
       deposit are issued
                         by banks and savings and loan institutions in
       exchange for
                         the deposit of funds and normally can be
       traded in the
                         secondary market prior to maturity.
       Certificates of deposit
                         with penalties for early withdrawal are
       considered to be
                         illiquid.

       Commercial        Commercial paper is a term used to describe
       unsecured short-
       Paper             term promissory notes issued by banks,
       municipalities,
                         corporations and other entities. Maturities
       on these issues
                         vary from a few to 270 days.

       Convertible       Convertible securities are corporate
       securities that are
       Securities        exchangeable for a set number of shares of
       another security
                         at a prestated price. Convertible securities
       have
                         characteristics similar to both fixed income
       and equity
                         securities. Because of the conversion
       feature, the market
                         value of convertible securities tends to move
       together with
                         the market value of the underlying stock. The
       value of
                         convertible securities is also affected by
       prevailing
                         interest rates, the credit quality of the
       issuer, and any
                         call provisions.

       Equity            Equity securities include common stocks,
       common stock
       Securities        equivalents, preferred stocks, securities
       convertible into
                         common stocks and securities having common
       stock
                         characteristics, such as rights and warrants
       to purchase
                         common stocks, sponsored and unsponsored
       depositary receipts
                         (e.g., ADRs), REITs, and equity securities of
       closed-end
                         investment companies.


       Fixed Income      Fixed income securities are debt obligations
       issued by
       Securities        corporations, municipalities and other
       borrowers.
       Futures           Futures contracts provide for the future sale
       by one party
       Contracts and     and purchase by another party of a specified
       amount of a
       Options on        specific security at a specified future time
       and at a
       Futures           specified price. An option on a futures
       contract gives the
       Contracts         purchaser the right, in exchange for a
       premium, to assume a
                         position in a futures contract at a specified
       exercise price
                         during the term of the option. The Fund may
       use futures
                         contracts and related options for bona fide
       hedging
                         purposes, to offset changes in the value of
       securities held
                         or expected to be acquired or be disposed of,
       to minimize
                         fluctuations in foreign currencies, or to
       gain exposure to a
                         particular market or instrument. The Fund
       will minimize the
                         risk that it will be unable to close out a
       futures contract
                         by only entering into futures contracts which
       are traded on
                         national futures exchanges. In addition, the
       Fund will only
                         sell covered futures contracts and options on
       futures
                         contracts.

                            Stock and bond index futures are futures contracts for
                         various stock and bond indices that are
       traded on registered
                         securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the
       purchaser to take)
                         an amount of cash equal
                         to a specific dollar amount times the
       difference between the
                         value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

                            Eurodollar futures are U.S.
       dollar-denominated futures
                         contracts or options thereon which are linked to the London
                         Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time.
                         Eurodollar futures contracts enable
       purchasers to obtain a
                         fixed rate for the lending of the funds and sellers to
                         obtain a fixed rate for borrowings.

                            No price is paid upon entering into
       futures contracts.
                         Instead, the Fund is required to deposit an amount of cash or liquid assets known as "initial margin."
       Subsequent
                         payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures
                         position varies (a process known as "marking to market").
                         The margin is in the nature of a performance bond or good-
                         faith deposit on a futures contract.

                            In order to avoid leveraging and related risks, when the
                         Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid assets, equal to the market value of the futures positions held,
                         less margin deposits, in a segregated account with the
                         Trust's custodian. Collateral equal to the current market
                         value of the futures position will be marked to market on a daily basis.

                            There are risks associated with these
       activities,
                         including the following: (1) the success of a hedging
                         strategy may depend on an ability to predict movements in
                         the prices of individual securities,
       fluctuations in markets
                         and movements in interest rates; (2) there may be an
                         imperfect or no correlation between the
       changes in market
                         value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a
                         liquid secondary market for a futures
       contract or option;
                         (4) trading restrictions or limitations may be imposed by an exchange; (5) government regulations may restrict trading in futures contracts and futures options; and
       (6) the loss from
                         investing in futures transactions is
       potentially unlimited.

       Illiquid          Illiquid securities are securities that
       cannot be disposed
       Securities        of within 7 days at approximately the price
       at which they
                         are being carried on the Fund's books. An
       illiquid security
                         includes a demand instrument with a demand
       notice period
                         exceeding 7 days, if there is no secondary
       market for such
                         security, and repurchase agreements with
       durations (or
                         maturities) over 7 days in length.

       Investment        Investments in shares of open-end and
       closed-end investment
       Company Shares    companies may result in the layering of
       expenses. Since such
                         investment companies pay management fees and
       other expenses,
                         shareholders of the Fund would indirectly pay
       both Fund
                         expenses and the expenses of underlying
       companies with
                         respect to Fund assets invested therein.

       Money Market      Money Market Instruments include certificates
       of deposit,
       Instruments       commercial paper, bankers' acceptances,
       Treasury bills, time
                         deposits, repurchase agreements and shares of
       money market
                         funds.

       Options           A put option gives the purchaser the right to
       sell, and the
                         writer the obligation to buy, the underlying
       security at any
                         time during the option period. A call option
       gives the
                         purchaser the right to buy, and the writer
       the obligation to
                         sell, the underlying security at any time
       during the option
                         period. The premium paid to the writer is the
       consideration
                         for undertaking the obligations under the
       option contract.

                            The Fund may purchase put and call options to protect
                         against a decline in the market value of the securities in its portfolio or to protect against an
       increase in the cost
                         of securities that the Fund may seek to
       purchase in the
                         future. In purchasing put and call options the Fund pays a premium therefor. If price movements in the underlying
                         securities are such that exercise of the options would not be profitable for the Fund, loss of the
       premium paid may be
                         offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

                            The Fund may write covered put and call
       options as a
                         means of increasing the yield on its
       portfolio and as a
                         means of providing limited protection against decreases in its market value. When the Fund sells an option, if the
                         underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire
                         without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option
                         holder at the strike price, and will not participate in any increase in the price of such securities above the strike
                         price. When a put option of which the Fund is the writer is exercised, the Fund will be required to
       purchase the
                         underlying securities at the strike price, which may be in excess of the market value of such
       securities.

                            The Fund may purchase and write options on an exchange or
                         over-the-counter. Over-the-counter options
       ("OTC options")
                         differ from exchange-traded options in
       several respects.
                         They are transacted directly with dealers and not with a
                         clearing corporation, and therefore entail the risk of non-
                         performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of
                         expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to
                         information from a market maker. It is the position of the
                         SEC that OTC options are illiquid.

                            The Fund may purchase and write put and
       call options on
                         indices and enter into related closing
       transactions. Put and

call options on indices are similar to
       options on securities
                         except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than
                         (or less than, in the case of puts) the
       exercise price of
                         the option. This amount of cash is equal to the difference between the closing price of the index and the exercise
                         price of the option, expressed in dollars multiplied by a
                         specified number. Thus, unlike options on individual
                         securities, all settlements are in cash, and gain or loss
                         depends on price movements in the particular market
                         represented by the index generally, rather than the price movements in individual securities. All
                         options written on indices must be covered.
       When the Fund
                         writes an option on an index, it will
       establish a segregated
                         account containing cash or liquid assets with its custodian in an amount at least equal to the market value of the
                         option and will maintain the account while the option is
                         open or will otherwise cover the transaction.

                            Risks associated with options transactions include: (1)
                         the success of a hedging strategy may depend on an ability to predict movements in the prices of
       individual securities,
                         fluctuations in markets and movements in interest rates; (2)
                         there may be an imperfect correlation between the movement in prices of options and the securities
       underlying them; (3)
                         there may not be a liquid secondary market for options; and
                         (4) while the Fund receives a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The
       Fund may choose
                         to terminate an option position by entering into a closing transaction. The ability of the Fund to enter into closing transactions depends upon the existence of a liquid
                         secondary market for such transactions.

       REITs             REITs pool investors' funds for investment
       primarily in
                         income producing real estate or real estate
       related loans or
                         interests. Generally, REITs can be classified
       as Equity
                         REITs, Mortgage REITs and Hybrid REITs.
       Equity REITs own
                         real estate itself, but primarily invest
       their assets
                         directly in real estate and derive their
       income mainly from
                         rent and capital gains from sale of property.
       Mortgage REITs
                         make loans to provide capital to real estate
       owners and
                         buyers, primarily invest their assets in real
       estate
                         mortgages and derive their income from
       interest payments.
                         Hybrid REITs combine the features of Equity
       and Mortgage
                         REITs.


                            A REIT does not pay corporate income tax if it meets
                         regulatory requirements relating to its
       organization,
                         ownership, assets and income, and with a regulatory
                         requirement that it distributes at least 95% of its taxable income for each taxable year.

       Repurchase        Repurchase agreements are agreements by which
       the Fund
       Agreements        obtains a security and simultaneously commits
       to return the
                         security to the seller at an agreed upon
       price on an agreed
                         upon date within a number of days from the
       date of purchase.
                         The Fund or its agent will have actual or
       constructive
                         possession of the securities held as
       collateral for the
                         repurchase agreement. Collateral must be
       maintained at a
                         value at least equal to 100% of the purchase
       price. The Fund
                         bears a risk of loss in the event the other
       party defaults
                         on its obligations and the Fund is delayed or
       prevented from
                         exercising its right to dispose of the
       collateral securities
                         or if the Fund realizes a loss on the sale of
       the collateral
                         securities. The Fund will enter into
       repurchase agreements
                         only with financial institutions deemed to
       present minimal
                         risk of bankruptcy during the term of the
       agreement based on
                         established guidelines. Repurchase agreements
       are considered
                         loans under the 1940 Act, as well as for
       Federal and state
                         income tax purposes.

       Restricted        Restricted securities are securities that may
       not be sold
       Securities        freely to the public absent registration
       under the
                         Securities Act of 1933, as amended or an
       exemption from
                         registration.

       Rights            Rights are instruments giving shareholders
       the right to
                         purchase shares of newly issued common stock
       below the
                         public offering price before they are offered
       to the public.

       Securities        In order to generate additional income, the
       Fund may lend
       Lending           the securities in which it is invested
       pursuant to
                         agreements requiring that the loan be
       continuously secured
                         by collateral consisting of cash, or
       securities of the U.S.
                         Government or its agencies equal at all times
       to 100% of the
                         market value plus accrued interest of the
       loaned securities.
                         Collateral is marked to market daily. The
       Fund continues to
                         receive interest on the loaned securities
       while
                         simultaneously earning interest on the
       investment of cash
                         collateral in U.S. Government securities.
       There may be risks
                         of delay in recovery of the securities or
       even loss of
                         rights in the collateral should the borrower
       of the
                         securities fail financially.

       Securities of     Foreign securities may be U.S. dollar
       denominated equity
       Foreign Issuers   securities of foreign issuers, including
       sponsored ADRs.

       Standby           Securities subject to standby commitments or
       puts permit the
       Commitments and   holder thereof to sell the securities at a
       fixed price prior
       Puts              to maturity. Securities subject to a standby
       commitment or
                         put may be sold at any time at the current
       market price.
                         However, unless the standby commitment or put
       was an
                         integral part of the security as originally
       issued, it may
                         not be marketable or assignable; therefore,
       the standby
                         commitment or put would only have value to
       the Fund owning
                         the security to which it relates. In certain
       cases, a
                         premium may be paid for a standby commitment
       or put, which
                         premium has the effect of reducing the yield
       otherwise
                         payable on the underlying security.

       Time Deposits     Time deposits are non-negotiable receipts
       issued by a bank
                         in exchange for the deposit of funds. Time
       deposits with a
                         withdrawal penalty are considered to be
       illiquid.

       U.S. Government   Obligations issued or guaranteed by agencies
       of the U.S.
       Agency            Government, including, among others, the
       Federal Farm Credit
       Obligations       Bank, the Federal Housing Administration and
       the Small
                         Business Administration, and obligations
       issued or
                         guaranteed by instrumentalities of the U.S.
       Government,
                         including, among others, the Federal Home
       Loan Mortgage
                         Corporation, the Federal Land Banks and the
       U.S. Postal
                         Service. Some of these securities are
       supported by the full
                         faith and credit of the U.S. Treasury (e.g.,
       Ginnie Mae
                         ("GNMA") (formerly known as the Government
       National Mortgage
                         Association) securities), others are
       supported by the right
                         of the issuer to borrow from the Treasury (e.
       g., Federal
                         Farm Credit Bank securities), while still
       others are
                         supported only by the credit of the
       instrumentality (e.g.,
                         Fannie Mae securities). Guarantees of
       principal by agencies
                         or instrumentalities of the U.S. Government
       may be a
                         guarantee of payment at the maturity of the
       obligation so
                         that in the event of a default prior to
       maturity there might
                         not be a market and thus no means of
       realizing on the
                         obligation prior to maturity. Guarantees as
       to the timely
                         payment of principal and interest do not
       extend to the value
                         or yield of these securities nor to the value
       of the Fund's
                         shares.

       U.S. Treasury     U.S. Treasury obligations consist of bills,
       notes and bonds
       Obligations       issued by the U.S. Treasury, as well as
       separately traded
                         interest and principal component parts of
       such obligations,
                         known as "Separately Traded Registered
       Interest and
                         Principal Securities" ("STRIPS"), that are
       transferable
                         through the Federal book-entry system.

       Variable and      Certain obligations may carry variable or
       floating rates of
       Floating Rate     interest, and may involve conditional or
       unconditional
       Instruments       demand features. Such instruments bear
       interest at rates
                         which are not fixed, but which vary with
       changes in
                         specified market rates or indices. The
       interest rates on
                         these securities may be reset daily, weekly,
       quarterly or
                         some other reset period, and may have a floor
       or ceiling on
                         interest rate changes. There is a risk that
       the current
                         interest rate on such obligations may not
       accurately reflect
                         existing market interest rates.

       Warrants          Warrants are instruments giving holders the
       right, but not
                         the obligation, to buy shares of a company at
       a given price
                         usually higher than the market price at the
       time of issuance
                         during a specified period.

       When-Issued and   When-issued or delayed delivery basis
       transactions involve
       Delayed           the purchase of an instrument with payment
       and delivery
       Delivery          taking place in the future. Delivery of and
       payment for
       Securities        these securities may occur a month or more
       after the date of
                         the purchase commitment. The Fund will
       maintain with the
                         Custodian a separate account with cash or
       liquid assets in
                         an amount at least equal to these
       commitments. The interest
                         rate realized on these securities is fixed as
       of the
                         purchase date and no interest accrues to the
       Fund before
                         settlement. These securities are subject to
       market
                         fluctuations due to changes in market
       interest rates, and it
                         is possible that the market value at the time
       of settlement
                         could be higher or lower than the purchase
       price if the
                         general level of interest rates has changed.
       Although the
                         Fund generally purchases securities on a
       when-issued or
                         forward commitment basis with the intention
       of actually
                         acquiring securities for its portfolio, the
       Fund may dispose
                         of a when-issued security or forward
       commitment prior to
                         settlement if it deems appropriate. When
       investing in when-
                         issued securities, the Fund will not accrue
       income until
                         delivery of the securities and will invest in
       such
                         securities only for purposes of actually
       acquiring the
                         securities and not for the purpose of
       leveraging.

       25


ABN AMRO
Funds

Prospectus

June 30, 1998


INVESTMENT ADVISOR

ABN AMRO Asset Management (USA) Inc.
208 South LaSalle Street
4th Floor
Chicago, IL 60604-1003

ADMINISTRATOR

ABN AMRO Fund Services, Inc.
208 South LaSalle Street, 4th Floor
Chicago, IL 60604-1003

DISTRIBUTOR

First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, PA 19103

AUDITORS

Ernst & Young LLP
Two Commerce Square
2001 Market Street
Suite 4000
Philadelphia, PA 19103

For more information, call 1-800-443-4725.
www.abnamrofunds-usa.com





               ABN AMRO Funds (formerly, the "Rembrandt(R) Funds")
                               Investment Advisor:
                      ABN AMRO Asset Management (USA) Inc.


This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Small Cap Value Fund (the "Fund") of ABN AMRO Funds (the "Trust") and should be read in conjunction with the appropriate prospectus. The Fund has two prospectuses dated June 30, 1998. One prospectus relates to Common Shares of the Fund and the other relates to Investor Shares of the Fund. Prospectuses may be obtained by writing to ABN AMRO Funds, P.O. Box 9765, Providence, Rhode Island 02940-5047, or by calling 1-800-443-4725.

                                TABLE OF CONTENTS

THE TRUST.....................................................    2
DESCRIPTION OF PERMITTED INVESTMENTS..........................    2
INVESTMENT LIMITATIONS........................................    8
NON-FUNDAMENTAL POLICY........................................    9
THE ADVISOR...................................................    9
THE ADMINISTRATOR AND SUB-ADMINISTRATOR.......................    9
DISTRIBUTION AND SHAREHOLDER SERVICING........................   10
TRUSTEES AND OFFICERS OF THE TRUST............................   12
COMPUTATION OF YIELD..........................................   15
CALCULATION OF TOTAL RETURN...................................   15
PURCHASE AND REDEMPTION OF SHARES.............................   16
DETERMINATION OF NET ASSET VALUE..............................   16
TAXES.........................................................   16
PORTFOLIO TRANSACTIONS........................................   18
TRADING PRACTICES AND BROKERAGE...............................   19
DESCRIPTION OF SHARES.........................................   21
SHAREHOLDER LIABILITY.........................................   21
LIMITATION OF TRUSTEES' LIABILITY.............................   21
YEAR 2000.....................................................   22





June 30, 1998

THE TRUST

ABN AMRO Funds is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated September 17, 1992. On April 29, 1998, the Trust changed its name from the "Rembrandt(R) Funds" to the "ABN AMRO Funds." The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares of each fund. Generally, investors may purchase shares through two separate classes, Common Shares and Investor Shares, which provide for variations in distribution costs and other expenses. Except for these differences between Common Shares and Investor Shares, each share of the Fund represents an equal proportionate interest in the Fund. This SAI relates solely to the Small Cap Value Fund. See "Description of Shares."
DESCRIPTION OF PERMITTED INVESTMENTS     Borrowing

Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to an outstanding borrowing resulting in additional transaction costs. In addition, liquidating portfolio securities may generate capital gains, which will be distributed to shareholders as taxable income or capital gains. The Fund may be required to segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings.

Foreign Securities

Foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include costs in connection with limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to the Fund may limit the extent of the
Fund's investment in companies in those countries.       Further, it may be more
difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Investment Company Securities

Investments in shares of open-end funds and closed-end funds, as described in the prospectus, will result in the layering of expenses. Since such funds pay management fees and other expenses, shareholders of the Fund would indirectly pay both Fund expenses and the expenses of underlying funds with respect to Fund assets invested therein. Under applicable regulations, the Fund is generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

The Trust has received an exemptive order from the Securities and Exchange Commission ("SEC") to permit the Fund to invest in shares of the money market funds of the Trust (the "Money Market Funds"). Pursuant to this order, the Fund is permitted to invest in shares of the Money Market Funds for cash management purposes, provided that the Advisor and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein. It is the position of the staff of the SEC that certain non-governmental issuers of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") constitute investment companies pursuant to the Investment Company Act of 1940, as amended ("1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have been granted orders from the SEC exempting such
instruments from the definition of investment company.       Options     Put and
call options may be used by the Fund from time to time as the Advisor deems to be appropriate, except as limited by the Fund's investment restrictions. Options are not used for speculative purposes. Among the strategies the Advisor may use are: protective puts on stocks owned by the Fund, buying calls on stocks the Fund is attempting to buy and writing covered calls on stocks the Fund owns.
     A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction" -- the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Fund may buy protective put options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of buying the protective put is that if the price of the stock falls during the option period, the Fund may exercise the put and receive the higher exercise price for the stock. However, if the security rises in value, the Fund will have paid a premium for the put which will expire unexercised.

The Fund may buy call options from time to time as the Advisor determines is appropriate in seeking the Fund's investment objective. The Fund may elect to buy calls on stocks that the Fund is trying to buy. The advantage of the Fund buying the fiduciary call is that if the price of the stock rises during the option period, the Fund may exercise the call and buy the stock for the lower exercise price. If the security falls in value, the Fund will have paid a premium for the call (which will expire worthless) but will be able to buy the stock at a lower price.

The Fund may write covered call options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of writing covered call options is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the under- lying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option. The Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market
value of such securities.       The market value of an option generally reflects
the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying securities to the seller's estate.

Restricted Securities

Restricted securities are securities (including those of foreign issuers) that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1993 Act"), absent an exemption from registration. The Fund may invest up to 15% of its total assets in restricted securities. The Fund invests no more than 15% of its net assets in illiquid securities. The Board of Trustees will periodically review restricted security procedures and guidelines and will monitor the Advisor's implementation of such procedures and guidelines. Under these procedures and guidelines, the Advisor considers the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades.

Securities Lending

Securities loaned by the Fund pursuant to an agreement which requires collateral to secure the loan are not made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets (including the value of the collateral) taken at fair market value. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund normally pays lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. Loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use an affiliate of the Advisor as a broker in these
transactions.       Short Sales     Selling  securities  short involves  selling
securities the seller (e.g., the Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest
payable  on the  securities  until  they  are  replaced.       The Fund may sell
securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

Standby Commitments, or Puts

The Advisor has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally called a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund will limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

Securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put, but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued which are held by the Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

When-Issued Securities

The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and the purchaser accrues no interest on the security during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Fund segregates cash or liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of such commitments. Consequently, the Fund will not use such purchases for leveraging.

INVESTMENT LIMITATIONS

The Fund has adopted certain investment limitations which, in addition to those limitations in the prospectuses, are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term "majority of the Fund's outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of shares of the Fund.

2. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.


3. Borrow money, except that the Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.


4. Purchase or sell real estate or physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).


5. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.


6.       Purchase  securities  of any issuer  (other than  securities  issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and repurchase agreements involving such securities) if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry.

The foregoing percentages (except for the limitation on illiquid securities below) will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

NON-FUNDAMENTAL POLICY

     The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets. Generally, an illiquid security cannot be disposed of within 7 days in the ordinary course of business at its full value.

THE ADVISOR

The Trust and ABN AMRO Asset Management (USA) Inc. (formerly LaSalle Street Capital Management, Ltd.), 208 South LaSalle Street, Chicago, Illinois 60604 (the "Advisor"), have entered into an advisory agreement (the "Advisory
Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.


THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and ABN AMRO Fund Services, Inc. (the "Administrator"), a direct wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc., which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company, have entered into an administration agreement (the "Agreement") dated July 1, 1998. Under the Administration Agreement: (i) the Administrator is entitled to receive a fee at an annual rate of 0.15% of the average daily net assets of the Fund; (ii) the Trust may withhold a portion of this fee in the event that the Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Trust agreed to pay the Administrator $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if the Trust terminates the Agreement in the second year.


The Administrator is an affiliate of the Advisor and both are under the common control of ABN AMRO Holding N.V. The Administrator, a Delaware corporation, has its principal business offices at 208 South LaSalle Street, Chicago, Illinois 60604. ABN AMRO Holding N.V. and its subsidiaries and affiliates, including the Administrator, are global providers of financial services, including banking and investment management.


First Data Investor Services Group, Inc. ("Investor Services Group") serves as the Trust's sub-administrator pursuant to a Sub-Administration and Fund Accounting Agreement dated July 1, 1998 between Investor Services Group and the
Administrator.        DISTRIBUTION  AND  SHAREHOLDER  SERVICING      First  Data
Distributors, Inc. (the "Distributor"), 4400 Computer Drive, Westborough, Massachusetts 01581, a wholly-owned subsidiary of First Data Corporation, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated February 26, 1998, under which the Distributor, as agent, sells shares of the Fund on a continuous basis, although the Distributor is not obligated to sell any particular amount of shares. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to the Fund on not less than 60 days' notice by the Trustees, by vote of a majority of the outstanding shares of the Fund or by the Distributor.

Rule 12b-1 Plan

The Trust has adopted a distribution plan for the Investor Shares of the Fund (the "Distribution Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Distribution Plan requires that quarterly written reports of amounts spent under the Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1, the Distribution Plan may be terminated with respect to the Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of the Investor Shares of the Fund. The Distribution Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to the Fund requires the approval of the Fund's shareholders. All material amendments of the Distribution Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.


The Distribution Plan provides for payments to the Distributor at an annual rate of 0.25% of the Investor Shares average daily net assets. This ongoing distribution fee is calculated on the Fund's aggregate average daily net assets attributable to its Investor Shares. The Distribution Plan is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Prior to February 28, 1998, Rembrandt Financial Services Company ("RFS") served as the Trust's distributor. RFS has its principal offices at Oaks, Pennsylvania 19456. RFS is a wholly-owned subsidiary of SEI Financial Services Company.


The distribution-related services that may be provided under the Distribution Plan include incremental printing costs for reports, prospectuses, notices and similar materials; advertising; costs of preparing, printing, and distributing literature used in connection with the offering of shares; and expenses incurred in the promotion and sale of shares. Certain state securities laws may require those financial institutions providing such distribution services to register as
dealers  pursuant  to  state  law.             Except  to the  extent  that  the
Sub-Administrator or Advisor benefited through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no "interested person" of the Trust or any Trustee of the Trust who is not an "interested person" of the Trust had a direct or indirect financial interest in the operation of the Distribution Plan or related agreements.

Shareholder Servicing Plan

The Trust has adopted a shareholder  servicing  plan for the Investor  Shares of the Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

Transfer Agent

The Trust and First Data Investor Services Group, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of First Data Corporation, have entered into a transfer agency agreement (the "Transfer Agency Agreement") dated February 26, 1998. Under the Transfer Agency Agreement, the Transfer Agent is entitled to receive fees for its services, which may be reduced in the event that the Transfer Agent fails to meet certain performance standards set forth in the Agreement. Under the Agreement, the Trust agreed to pay the Transfer Agent $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if it terminates the Agreement during the second year.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.


     ARNOLD F. BROOKSTONE (4/8/30) -- Trustee -- 950 N. Michigan Avenue, Chicago, Illinois 60611. Retired. Executive Vice President, Chief Financial and Planning Officer of Stone Container Corporation, 1991-1996. Senior Vice President, Chief Financial and Planning Officer of Stone Container Corporation since 1981. Prior thereto, Mr. Brookstone held various other executive positions with Stone Container Corporation since 1973.


WILLIAM T. SIMPSON (7/26/27) -- Trustee -- 1318 Navajo Court, Louisville, Kentucky. Consultant, PNC Bank of Kentucky (formerly Citizens Fidelity Bank and Trust company) (a state chartered bank) since 1992. Senior Vice President, PNC Bank of Kentucky 1973-1992.

ROBERT FEITLER (11/19/30) -- Trustee -- 179 East Lake Shore Drive, #16E, Chicago, Illinois 60601. Chairman of Executive Committee, Board of Directors, Weyco Group, Inc., since 1996. President and Director, Weyco Group, Inc., 1968-1996.


JOHN A. WING  (11/9/35)  --  Trustee and Chairman  -- 440  South  LaSalle
 Street, Chicago,Illinois 60605. Professor of Law and Finance, Illinois Institute of Technology -
July 1998. Executive Director, Center for the Study of Law and Financial Markets, a joint program of the Chicago-Kent College of Law and the Stuart School of Business - July 1998. Chairman, ABN AMRO Sage Corporation - July 1998. Chairman, Investment Committee of ABN AMRO Private Partnerships - July 1998. Member, ABN AMRO NA Risk Management Committee - July 1998. Prior thereto, Chief Executive Officer, ABN AMRO Chicago Corp. January 1997 - July 1998. Chief Executive Officer, Chicago Corporation 1981 - 1998.

TIMOTHY J. LEACH (2/28/55) -- President and Chief Executive Officer* -- ABN AMRO Asset Management (USA) Inc., 208 South LaSalle Street, Chicago, Illinois 60604. Since February 1998, President, Chief Executive Officer and Director. President and Chief Investment Officer of Qualivest Capital Management, Inc., March 1994 - February 1998. Vice President, Manager of Wells Fargo Bank, N.A., April 1987 - February 1994.


RICHARD A. FRODSHAM (3/23/40) -- Executive Vice President* -- ABN AMRO Asset Management (USA) Inc., 208 South LaSalle Street, Chicago, Illinois 60604. Since October 1997, Executive Vice President and Director of Marketing and
Administration. President of LaSalle Capital Management, Ltd., January 1997 - September 1997. Senior Vice President of ABN AMRO Incorporated (formerly, ABN AMRO Chicago Corporation, formerly, The Chicago Corporation), January 1994 - Present. Vice President of Certus Financial Corporation, June 1993 - December 1993. Self-employed as a broker/owner in real estate and property management, March 1992 - May 1993.


MICHAEL T. CASTINO  (12/9/64) -- Vice  President*  -- ABN AMRO Asset  Management
(USA) Inc., 208 South LaSalle Street, Chicago, Illinois 60604. Since July 1997, Vice President, Fund Marketing. Assistant Vice President, Rembrandt Product Manager of LaSalle National Bank (formerly, LaSalle National Trust, N.A.), mid-1995 - July 1997.
Director of Fund Marketing, Kemper Financial Services, Inc., 1991 - mid-1995.


CHARLES  KLIMKOWSKI  (9/15/35) -- Vice  President* -- ABN AMRO Asset  Management
(USA) Inc., 208 South LaSalle Street, Chicago, Illinois 60604. Since October 1997, Executive Vice President. Senior Vice President of ABN AMRO Incorporated (formerly, ABN AMRO Chicago Corporation, formerly, The Chicago Corporation), October 1980 - Present.


LAURIE LYNCH (8/3/61) -- Vice President* -- ABN AMRO Asset Management (USA) Inc., 208 South LaSalle Street, Chicago, Illinois 60604. Since August 1997, Marketing Associate, Fund Marketing (formerly, LaSalle Street Capital Management, Ltd.). Executive Assistant, LaSalle Street Capital Management, Ltd., April 1996 - August 1997. Municipal Underwriting Assistant, Fidelity Capital Markets, August 1994 - April 1996. Office Administrator, The Choice for
Staffing,  mid-1992 - August 1994.          KATHRYN L. MARTIN (10/23/57) -- Vice
President* -- ABN AMRO Asset Management (USA) Inc., 208 South LaSalle Street, Chicago, Illinois 60604. Since March 1998, Senior Vice President, Director of Compliance. Vice President, ABN AMRO Asset Management (USA) Inc. (formerly, LaSalle Street Capital Management, Ltd.), June 1995 - March 1998. Assistant Vice President, LaSalle Street Capital Management, Ltd. (formerly, Chemical
Investment Group),  October 1989 - June 1995.          ANN WEIS (2/5/62) -- Vice
President* -- ABN AMRO Asset Management (USA) Inc., 208 South LaSalle Street, Chicago, Illinois 60604. Since December 1997, Vice President, Chief of Administration. Assistant Vice President, ABN AMRO Asset Management (USA) Inc., (formerly, LaSalle Street Capital Management, Ltd.), February 1997 - December 1997. From September 1981 to February 1997, she held accounting and operations positions at LaSalle Street Capital Management, Ltd. (formerly, Chemical
Investment Group and Investment and Capital Management).          MARTHA CLEMONS
(8/10/62) -- Vice President and Secretary* -- ABN AMRO Asset Management (USA) Inc., 208 South LaSalle Street, Chicago, Illinois 60604. Since February 1998, Vice President, Chief Counsel. Attorney, Securities and Exchange Commission, August 1991 - January 1998.

     TERESA M. R. HAMLIN (12/9/63) -- Vice President and Assistant Secretary -- First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109. Since 1995, Counsel to Investor Services Group. Prior to that time, she was a paralegal manager with The Boston Company Advisors, Inc.

THERESE M. HOGAN (2/27/62) -- Vice President and Assistant Secretary -- First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109. Since June 1994, Manager (State Regulation) of Investor Services Group. From October 1993 to June 1994, Senior Legal Assistant at Palmer & Dodge, Boston, Massachusetts. For more than eight years prior thereto, a paralegal at Robinson & Cole in Hartford, Connecticut.

     JULIE A. TEDESCO (4/30/57) -- Vice President and Assistant Secretary -- First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109. Since May 1994, Counsel to Investor Services Group. From July 1992 to May 1994, Assistant Vice President and Counsel of The Boston Company Advisors, Inc.


     COLEEN DOWNS DINNEEN (12/16/60) -- Assistant Secretary -- First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109. Since 1997, Counsel to Investor Services Group. From 1989-1996, Vice President of Scudder, Stevens & Clark, Inc.


     JOHN H. GRADY, JR. (6/1/61) -- Assistant Secretary -- 1800 M Street, N.W., Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995; Associate, Morgan, Lewis & Bockius LLP, 1993-1995; Associate, Ropes & Gray (law firm), 1988-1993.


     RICHARD W. GRANT (10/25/45) -- Assistant Secretary -- 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1989.


     JOHN J. BURKE, III (9/11/64) -- Vice President and Treasurer -- Since 1991, Vice President of Fund Accounting and Portfolio Valuation Group. Prior to 1991, Mr. Burke was a management associate with Fidelity Investments.


     JYLANNE DUNNE (5/22/60) -- Vice President and Assistant Treasurer -- First Data Investor Services Group, Inc. 53 State Street, Boston, Massachusetts 02109. Since 1994, Vice President of Client Services.


DIANA TARNOW (11/16/62) -- Vice President and Assistant Treasurer -- First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.
Since 1997, Vice President of Investor Services Group's Treasury Department. Prior to that time, she was Vice President of Financial Reporting and Tax. From 1989 to 1994, Ms. Tarnow served as Vice President of Financial Reporting and Tax with The Boston Company Advisors, Inc.


KAREN DEPOUTOT (10/7/66) -- Assistant Treasurer -- Director of Mutual Fund Treasury and Assistant Treasurer for First Data Investor Services Group, Inc. - June 1994. Prior to June 1994, Ms. Depoutot was a Senior Treasury Analyst at The New England and an Assistant Vice President in the Mutual Fund Accounting
Department  at The Boston  Company  Advisors,  Inc.          * This person is an
"affiliated person" of both the Advisor and the Trust, as the term is defined in the 1940
     Act.


The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

     For the fiscal year ended December 31, 1997, the Trustees received the following compensation:


==============================  -------------------  -------------------  ------
------------  ======================


Total Compensation

from Registrant and
                                                     Pension or
Fund Complex Paid
                                Aggregate            Retirement
to Trustees
                                Compensation from    Benefits Accrued
Estimated Annual    for Fiscal Year
                                Registrant for       as Part of
Benefits Upon       Ended 1997

----------
                                Fiscal Year Ended    Fund Expenses
Retirement
Name of Person                  1997
==============================  -------------------  -------------------  ------
------------  ======================
Arnold F. Brookstone, Trustee   $14,000              N/A                  N/A
$14,000 for service

on one board

------------------------------  -------------------  -------------------  ------
------------  ======================
Robert Feitler,* Trustee        N/A                  N/A                  N/A
N/A

------------------------------  -------------------  -------------------  ------
------------  ======================
William T. Simpson, Trustee     $14,000              N/A                  N/A
$14,000 for service

on one board

==============================  ===================  ===================
==================  ======================
John A. Wing,* Trustee          N/A                  N/A                  N/A
N/A

==============================  ===================  ===================
==================  ======================


*    Messrs. Wing and Feitler did not serve as Trustees during 1997.

COMPUTATION OF YIELD

The Fund may advertise a 30-day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment.

CALCULATION OF TOTAL RETURN

From time to time, the Fund may advertise total return. The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges and taxes on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Advisor, the Administrator, the Sub-Administrator and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the total number of outstanding shares. Although the methodology and procedures are identical, the net asset value per share of Common Shares and Investor Shares within the Fund may differ because of the distribution and shareholder servicing expenses charged to Investor Shares.


The securities of the Fund are valued by the Sub-Administrator pursuant to valuations provided by one or more independent pricing services. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain income tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986 (the "Code"), and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Sub-chapter M of the Code.


In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (a) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; and (b) diversify its holdings so that: (i) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding  the  Distribution   Requirement  described  above,  which  only
requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short- term capital loss), the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for the 4% federal excise tax.


It is possible that the Fund may make a distribution in excess of its current and accumulated earnings and profits. Such a "return of capital" distribution is applied against and reduces the tax basis of your shares. The excess of a return of capital distribution over the tax basis of your shares is treated as gain from a sale of exchange of the shares.



Any gain or loss recognized on a sale or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term if the shares have been held for over one year but not for over eighteen months, and short-term if for a year or less. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized by a shareholder will be treated as long-term capital loss to the extent of the long-term capital gain distributions.


If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such case, distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.


The  Fund  may  sell   securities   short   "against  the  box."  Under  certain
circumstances,   these  transactions  may  be  treated  as  constructive  sales, resulting in the recognition of gain to the Fund.


A dividends-received deduction is available to corporations that receive dividends from domestic corporations. Dividends paid by the Fund will be eligible for the dividends-received deduction for corporate shareholders to the extent they are derived from dividends from domestic corporations and to the extent that the respective security has been held for at least three months. Shareholders will be advised each year of the portion of ordinary income dividends eligible for the deduction. Individual shareholders are not entitled to the dividends received deduction.

State Taxes

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should verify their state and local tax liability with their tax advisors.

Foreign Taxes

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.


PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Advisor selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of the professional capability of the brokers or dealers to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refer to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.


The Trust may allocate out of all commission business generated by the Fund (and any other accounts under management by the Advisor), brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage business.


As provided in the Securities Exchange Act of 1934, as amended (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the Fund receiving the pricing service.

The Advisor may place a combined order for two or more accounts or separate funds engaged in the purchase or sale of the same security if, in their judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that an ability to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through an affiliate of the Advisor, which is a registered broker-dealer, for commissions in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, an affiliate of the Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker-dealers' provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The broker-dealers who execute transactions on behalf of the Fund and who are affiliates of the Fund's Advisor are brokers in the ABN AMRO International brokerage network.


The Fund expects that the portfolio turnover rate will not generally exceed 100%. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable the Fund to receive favorable tax treatment. A portfolio turnover rate of 100% or more may result in higher transaction costs and additional taxes.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Share holders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto.
Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust, under certain circumstances, could be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process the date January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.

                            PART C: OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

              (a) Financial Statements

                  Part A--Prospectus:  Not applicable.
                  Part B--Statement of Additional Information:  Not applicable.

              (b) Additional Exhibits
                  Exhibit
                  Number            Description

                  1 Agreement and Declaration of Trust and Amendment thereto as originally filed as
                                    Exhibit    1   to    Registrant's    initial
                                    Registration  Statement  on  October 2, 1992
                                    and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 11, filed April 29, 1997.

                  1(a) Amendment dated October 20, 1992 to Registrant's Agreement and Declaration of Trust as originally filed as Exhibit 1(b) of Registrant's Pre- Effective Amendment No. 1 filed on December 3, 1992 and incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 11, filed April 291997.

                  1(b)              Amendment    dated   April   27,   1998   to
                                    Registrant's  Agreement and  Declaration  of
                                    Trust  is   incorporated   by  reference  to
                                    Exhibit 1(b) of Post-Effective Amendment No.
                                    15, filed April 28, 1998.

                  2                 Registrant's  By-Laws as originally filed as
                                    Exhibit   2   with   Registrant's    initial
                                    Registration  Statement  on  October 2, 1992
                                    and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 11, filed April 29, 1997.

                  2(a) Amendment to Registrant's By-Laws is filed herewith.

                  3                 Not applicable.

                  4                 Not applicable.

                  5 Investment Advisory Agreement with LaSalle Street Capital Management, Ltd. as originally filed as Exhibit 5(b) of Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 11, filed April 29, 1997.

                  5(a) Form of Amendment to Schedule A to the Investment Advisory Agreement dated December 31, 1992 is filed herewith.

                  5(b) Investment Sub-Advisory Agreement between LaSalle Street Capital Management Ltd., on behalf of the Registrant, and ABN AMRO-NSM International Funds Management B.V.as originally filed as Exhibit 5(c) of Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No.
                                    11, filed April 29, 1997.

                  6 Distribution Agreement dated February 26, 1998 between Registrant and First Data Distributors, Inc. is incorporated by reference to Exhibit 6(a) of Post-Effective Amendment No. 15, filed April 28, 1998.

                  6(a) Form of Amendment to Schedule A to the Distribution Agreement dated February 26, 1998 is filed herewith.

                  7                 Not applicable.

                  8                 Custodian  Agreement as originally  filed as
                                    Exhibit 8(a) with Registrant's Pre-Effective
                                    Amendment   No.   1  and   incorporated   by
                                    reference  to  Exhibit  8 of  Post-Effective
                                    Amendment No. 11, filed April 29, 1997.

                  8(a) Sub-Custodian Agreement between CoreStates Bank, N.A. and Barclays Bank PLC incorporated herein by reference to Exhibit 8(a)(1) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-52784), filed with the Securities and Exchange Commission on January 13, 1995.

                  8(b) Transfer Agency and Services Agreement dated February 26, 1998 between the Registrant and First Data Investor Services Group, Inc. is filed herewith.

                  8(c) Form of Amendment to Exhibit 1 the Transfer Agency and Services Agreement dated February 26, 1998 is filed herewith.

                  9 Form of Administration and Fund Accounting Agreement between the Registrant and ABN AMRO Fund Services, Inc. is filed herewith.

                  9(a) Form of Shareholder Servicing Agent Agreement between the Registrant and First
                                    Data   Distributors, Inc. is filed herewith.

                  9(b)              Shareholder Service Plan is filed herewith.

                  10 Opinion and Consent of Counsel as originally filed as Exhibit 10 with Registrant's Post-Effective Amendment No. 2 and incorporated by reference to Exhibit 10 of Post-Effective Amendment No. 11, filed April 29, 1997.

                  11                        Not applicable.

                  12                        Not applicable.

                  13 Form of Purchase Agreement between the Registrant and First Data
                                    Distributors, Inc. is filed herewith.

                  14                Not applicable.

                  15 Distribution Plan - Investor Class as originally filed as Exhibit 15 with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to
                                    Exhibit 15 Post- Effective Amendment No. 11, filed April 29, 1997.

                  15(a) Distribution Plan - Investor Class between the Registrant and First Data Distributors, Inc. as of February 26, 1998 is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15, filed April 26, 1998.

                  16                        Not applicable.

                  17                        Not applicable.

                  18                Rule 18f-3 Plan as originally filed as
                                    Exhibit 18 with Registrant's Post-Effective
                                    Amendment No. 8 and incorporated by
                                    reference to Exhibit 18 of Post-Effective
                                    Amendment No. 11, filed April 29, 1997.

                  24 Power of Attorney incorporated by reference to Exhibit 24 of Post-Effective Amendment No. 14, filed June 30, 1998.

Item 25.      Persons Controlled by or under Common Control with Registrant

See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships.

Item 26.      Number of Holders of Securities

As of May 29, 1998

Number of
Title of Class
Record Holders

Units of beneficial interest, without par value -

COMMON SHARES
Value Fund                                                         62
Growth Fund                                                        72
Small Cap Growth Fund                                              27
Small Cap Value Fund                                                0
International Equity Fund                                          43
TransEurope Fund                                                    0
Asian Tigers Fund                                                  44
Fixed Income Fund                                                  20
Intermediate Government Fixed Income Fund                           9
Tax-Exempt Fixed Income Fund                                       11
International Fixed Income Fund                                    14
Limited Volatility Fixed Income Fund                                0
Money Market Fund                                                  14
Government Money Market Fund                                       12
Treasury Money Market Fund                                          6
Tax-Exempt Money Market Fund                                       17
Real Estate                                                        27
Balanced Fund                                                      42
Latin America Equity Fund                                          30

INVESTOR SHARES
Value Fund                                                         248
Growth Fund                                                        391
Small Cap Growth Fund                                              101
International Equity Fund                                          269
TransEurope Fund                                                     0
Asian Tigers Fund                                                  159
Fixed Income Fund                                                   49
Intermediate Government Fixed Income Fund                           21
Tax-Exempt Fixed Income Fund                                        39
International Fixed Income Fund                                     40
Limited Volatility Fixed Income                                      0
Money Market Fund                                                  116
Government Money Market Fund                                        15
Treasury Money Market Fund                                           9
Tax Exempt Money Market Fund                                        36
Balanced Fund                                                      369
Real Estate                                                          0

Item 27.      Indemnification

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisor and Investment Sub-Advisor

Name and Position
Connection with
with Investment Advisor          Name of Other Company
Other Company

Timothy J. Leach                 None
Chairman of the Board
President, CEO

John M. Kramer                   ABN AMRO Incorporated
Secretary,
Director
General Counsel,

Senior Vice President
                                 ABN AMRO Capital Markets Holding, Inc.
Secretary
                                 ABN AMRO Acceptance Corporation
Director & Secretary
                                 ABN AMRO Commodity Finance, Inc.
Director & Secretary
                                 ABN AMRO Funding Corporation
Secretary
                                 ABN AMRO Fund Services, Inc.
Director
                                 ABN AMRO Investment Services, Inc.
Secretary
                                 ABN AMRO Mezzanine Management, Inc.
Director & Secretary
                                 ABN AMRO Mezzanine Management II, Inc.
Director & Secretary
                                 ABN AMRO Mortgage Corporation
Secretary
                                 ABN AMRO Sage Corporation
Secretary
                                 Bluestone Private Equity Management, Inc.
Director & Secretary
                                 Jackson LaSalle Investment Services, Inc.
Director & Secretary

Wilbert Thiel                    ABN AMRO Incorporated
President, CEO,
Director
Director
                                 Securities Industry Association
Director
                                 SIA-Central States District
Chairman
                                       Executive Committee
                                 Lutheran Social Services of Illinois
Director & Officer
                                 Chicago Area Council of the Boy Scouts
Director
                                       of America

Jon T. Ender                     None
Executive Vice President

Richard A. Frodsham              ABN AMRO Incorporated
Senior Vice President
Executive Vice President

Charles R. Klimkowski            Theregenics, Inc.
Director
Executive Vice President

George J. Baxter                 None
Senior Vice President

Name and Position
Connection with
with Investment Advisor          Name of Other Company
Other Company

Gregory D. Boal                  LaSalle National Bank
Vice President
Senior Vice President

Lawrence J. Brottman             None
Senior Vice President

Edwin M. Bruere                  None
Senior Vice President

A. Wade Buckles                  LaSalle National Bank
First Vice President
Senior Vice President
& Assistant Secretary

Brian L. Burda                   None
Senior Vice President

Richard C. Butler                None
Senior Vice President

Annette C. Calderwood            None
Senior Vice President

Jac A. Cerney                    LaSalle National Bank
Vice President
Senior Vice President
& Assistant Secretary

A. Keith Dibble                  LaSalle National Bank
Vice President & Assistant
Senior Vice President
Secretary

Nancy J. Droppelman              None
Senior Vice President

Mark Karstrom                    LaSalle National Bank
Vice President & Assistant
Senior Vice President
Secretary

Steven P. Klimkowski             None
Senior Vice President

Susan E. Lorsch                  None
Senior Vice President

Kathryn L. Martin                None
Senior Vice President

George S. McElroy, Jr.           None
Senior Vice President

Name and Position
Connection with
with Investment Advisor          Name of Other Company
Other Company

Thomas F. McGrath                LaSalle National Bank
Senior Vice President
Senior Vice President
& Assistant Secretary

Johannes N.A. Specker            ABN AMRO Bank N.V.
Senior Vice President
Senior Vice President

A. Richard Taft                  None
Senior Vice President

Karen L. Van Cleave              LaSalle National Bank
Vice President
Senior Vice President
& Assistant Secretary

Peter Williams                   None
Senior Vice President

James J. Baudendistel            None
Vice President

Marc G. Borghans                 LaSalle National Bank
Vice President
Vice President
& Assistant Secretary

Alisa L. Castillo                ABN AMRO Incorporated
Vice President
Vice President

Michael T. Castino               None
Vice President

Martha M. Clemons                None
Vice President
Corporate Secretary

Brett M. Detterbeck              ABN AMRO Incorporated
Vice President
Vice President

Martin L. Eisenberg              ABN AMRO Bank N.V.
Vice President
Vice President                   ABN AMRO Capital Markets Holding, Inc.
Vice President
                                 ABN AMRO Incorporated
Vice President
                                 Netherlands Trading Society East, Inc.
Vice President
                                 Pine Tree Capital Holdings, Inc.
Vice President
                                 AMRO Securities, Inc.
Vice President
                                 ABN AMRO North America Finance, Inc.
Vice President
                                 DBI Holdings, Inc.
Vice President
                                 ABN AMRO North America, Inc.
Senior Vice President



Name and Position
Connection with
with Investment Advisor          Name of Other Company
Other Company

                                 ABN AMRO Mortgage Corp.
Vice President
                                 ABN AMRO Resource Management, Inc.
Vice President
                                 Danic Asset Management Corp.
Vice President
                                 National Asset Management
Vice President
                                 SFH, Inc.
Vice President
                                 ABN AMRO Acceptance Corp.
Vice President
                                 ABN AMRO Credit Corp.
Vice President
                                 ABN AMRO Investment Services, Inc.
Vice President
                                 ABN AMRO Leasing, Inc.
Vice President
                                 Cragin Financial Corp.
Vice President
                                 Cragin Service Corp.
Vice President
                                 Cumberland & Higgins, Inc.
Vice President
                                 LaSalle Bank, F.S.B.
Vice President
                                 Lease Plan Illinois, Inc.
Vice President
                                 LaSalle Financial Services, Inc.
Vice President
                                 LaSalle Home Mortgage Corporation
Vice President
                                 LaSalle National Corporation
Vice President
                                 ABN AMRO Capital (USA) Inc.
Vice President
                                 Lease Plan North America, Inc.
Vice President
                                 ABN AMRO Information Technology Services
Company      Vice President
                                 Lisle Corporation
Vice President
                                 ABN AMRO Services Company, Inc.
Vice President
                                 LaSalle Bank National Association
Vice President
                                 LaSalle National Bancorp, Inc.
Vice President
                                 Amsterdam Pacific Corporation
Vice President
                                 LaSalle Trade Services Limited
Vice President
                                 CNBC Bancorp, Inc.
Vice President
                                 ChiCorp. Commodity Finance, Inc.
Vice President
                                 ChiCorp. Commodities, Inc.
Vice President
                                 Bluestone Private Equity Management, Inc.
Vice President
                                 Columbia Financial Services, Inc.
Vice President
                                 CNBC Development Corporation
Vice President
                                 CNBC Investment Corporation
Vice President
                                 CNBC Leasing Corporation
Vice President
                                 Sky Mortgage Company
Vice President
                                 Sky Finance Company
Vice President
                                 CNB Property Corporation
Vice President
                                 Union Realty Mortgage Co., Inc.
Vice President
                                 ABN AMRO Fund Services
Vice President
                                 LaSalle National Bank
Vice President
                                 LaSalle Distributors, Inc.
Vice President
                                 LaSalle Community Development Corporation
Vice President
                                 Rob-Wal Investment Co.
Vice President
                                 ENB Realty Co., Inc.
Vice President



Name and Position
Connection with
with Investment Advisor          Name of Other Company
Other Company

                                 LaSalle Trade Services Corporation
Vice President
                                 LaSalle National Leasing Corporation
Vice President
                                 LaSalle Business Credit, Inc.
Vice President
                                 European American Bank
Vice President
                                 Cityspire Realty Corp.
Vice President
                                 EA Debt Corp.
Vice President
                                 EA Land Corp.
Vice President
                                 EAB Land Company, Inc.
Vice President
                                 EAB Mortgage Company, Inc.
Vice President
                                 EAB Realty Corp.
Vice President
                                 EAB Realty of Florida, Inc.
Vice President
                                 EAB Securities, Inc.
Vice President
                                 Ashland Properties, Inc.
Vice President
                                 Discount Brokers International, Inc.
Vice President
                                 Kany Long Island City Corp.
Vice President
                                 Cragin Service Development Corp.
Vice President
                                 Wasco Funding Corp.
Vice President
                                 Island Abodes Corp.
Vice President
                                 Lyric Holdings, Inc.
Vice President
                                 EAB Credit Corp.
Vice President
                                 ORE Realty, Inc.
Vice President
                                 Texas Holdings, Inc.
Vice President
                                 Twelve Polo Realty Inc.
Vice President
                                 Vail at North Salem Inc.
Vice President
                                 81 Lee Avenue Corp.
Vice President
                                 169 East Flagler Corp.
Vice President
                                 EAB Plaza, Inc.
Vice President
                                 117 Seaman Realty, Inc.
Vice President
                                 Garden City Marble Corp.
Vice President
                                 Huntington Bay Development Corp.
Vice President
                                 Plaza Homes Inc. (Metrofund)
Vice President
                                 LSR Realty Inc.
Vice President
                                 Beckman Hospitality Corp.
Vice President
                                 Bennett 143 Corp.
Vice President
                                 Birch Locust Valley Corp.
Vice President
                                 Broadhollow 532 Melville Corporation
Vice President
                                 Colony at Sayerville, Corp.
Vice President
                                 Corners Estates at Hauppauge Inc.
Vice President
                                 Corona 114 Apartments Inc.
Vice President
                                 Country Knolls at Manorville Inc.
Vice President
                                 Cove Townhouses at Southold Inc.
Vice President
                                 Crystal Domiciles Inc.
Vice President
                                 Eastern Shores at Northampton Corp.
Vice President

Name and Position
Connection with
with Investment Advisor          Name of Other Company
Other Company

                                 Forestwood at North Hills Inc.
Vice President
                                 Garden State Convention Center at
Vice President
                                      Somerest County, Inc.
                                 Half Acre on 347 at Nesoonset Inc.
Vice President
                                 Horse Race Lane at Nissequogue Inc.
Vice President
                                 Jericho 969 Turnpike Inc.
Vice President
                                 Fairfield Avenue Corp.
Vice President
                                 Amsterdam Development Corp.
Vice President
                                 Brownstone Apts. Inc.
Vice President
                                 Central Cedarhurst Corp.
Vice President
                                 GSC Land Corp.
Vice President
                                 East 91st Street Development Corp.
Vice President
                                 East 92nd Street Development Corp.
Vice President
                                 LLPA Corporation
Vice President
                                 Lake Front Land Corp.
Vice President
                                 Lattingtown Mansion, Inc.
Vice President
                                 Lowell Acquisition Corp.
Vice President
                                 Ludlow Development Corp.
Vice President
                                 Maspeth 56-25 58th Street Corp.
Vice President
                                 Metro Case Corp.
Vice President
                                 Montauk Hospitality Corp.
Vice President
                                 Montauk YC Corp.
Vice President
                                 Moreland Hauppauge Corp.
Vice President
                                 North Hills Links Corp.
Vice President
                                 Parkway Plaza 1400 Corp.
Vice President
                                 Plaza Boulevard Equities Corp.
Vice President
                                 Plaza Boulevard Properties Corp.
Vice President
                                 Plaza Uniondale Properties, Corp.
Vice President
                                 Remington Ronkonkoma Corp.
Vice President
                                 Rendezvous Realty Corp.
Vice President
                                 SE at Commack Inc.
Vice President
                                 SE at Commack II Inc.
Vice President
                                 SE at Commack III Inc.
Vice President
                                 SE at Commack IV Inc.
Vice President
                                 Scholar Estates at Commack Inc.
Vice President
                                 Seaman Shares at Inwood Corp.
Vice President
                                 Showcase Estates at Dix Hills Inc.
Vice President
                                 Southampton Settlers Corporation
Vice President
                                 Southeast Ridgefield Land Corp.
Vice President
                                 Steinway 18-50 Astoria Corp.
Vice President
                                 Sterling DTVA Corp.
Vice President
                                 TE at Dix Hills Inc.
Vice President
                                 TE at Dix Hills II Inc.
Vice President


Name and Position
Connection with
with Investment Advisor          Name of Other Company
Other Company

                                 TE at Dix Hills III Inc.
Vice President
                                 Thornwood Estates at Dix Hills Inc.
Vice President
                                 W.M. Seaman at Inwood Corp.
Vice President
                                 Welcome Center at Manorville Inc.
Vice President
                                 West End 700 Inc.
Vice President
                                 Westminster Downs at Dix Hills, Inc.
Vice President
                                 Westwood Hills at Middletown, Inc.
Vice President
                                 Ziegfeld Villas Corp.
Vice President
                                 41 East Sunrise Highway Corporation
Vice President
                                 55 Commerce, Inc. (Sold to EMI 1/20/92)
Vice President
                                 Seventh Street Development Corp.
Vice President
                                 Fourteenth Street Development Corp.
Vice President
                                 West 51st Street Development Corp.
Vice President
                                 West 73rd Street Development Corp.
Vice President
                                 Lemark Land in Setauket, Inc.
Vice President
                                 Ludlow Street Development Corp.
Vice President
                                 Milestone Square Corp.
Vice President
                                 Oceanside 35-05 Hampton Road Inc.
Vice President
                                 Oceanside 35-39 Hampton Road Inc.
Vice President
                                 Sangeo 709 Merrick Road Corp.
Vice President
                                 Sherwood Plaza Corp.
Vice President
                                 Syosset 240 Jericho, Inc.
Vice President

 Nancy A. Ellefson               LaSalle National Bank
Assistant Vice President &
 Vice President
Assistant Secretary

 Frank Germack                   None
 Vice President

 Ann H. Heffron                  None
 Vice President

 Brian R. Keeley                 None
 Vice President

 Tom Lennox                      None
 Vice President

 Phillip P. Mierzwa              LaSalle National Bank
Trust Officer
 Vice President
& Assistant Secretary

 Mark T. Morgan                  LaSalle National Bank
Assistant Vice President &
 Vice President
Assistant Secretary

Name and Position
Connection with
with Investment Advisor          Name of Other Company
Other Company

 Mary E. Ras                     None
 Vice President

 Ronald C. Scheuer               LaSalle National Bank
Vice President
 Vice President
& Assistant Secretary

 Kenneth Tyszko                  None
 Vice President

 Bridget  Vogenthaler            None
 Vice President

 Ann Weis                        None
 Vice President

 Robert Bennett                  None
 Assistant Vice President

 Anthony P. Ford                 None
 Assistant Vice President

 Frank J. Haggerty               None
 Assistant Vice President

 Timothy Kelly                   None
 Assistant Vice President

 Michelle Kline                  None
 Assistant Vice President

 Alan Mason                      LaSalle National Bank
Trust Officer
 Assistant Vice President
& Assistant Secretary

 Patrick O'Hara                  None
 Assistant Vice President

 Monica Kim Phillips             None
 Assistant Vice President

 Marcia Roth
 Assistant Vice President        None

 Susan M. Wiemeler               None
 Assistant Vice President

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Sub-Advisor is or has been, at any time during the last two fiscal years, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ABN AMRO-NSM International Funds Management B.V., a registered investment advisor, serves as the investment sub-advisor of the Latin America Equity Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund and International Fixed Income Fund.


Name and Position with
Connection with
Investment Sub-Advisor          Name of Other Company
Other Company

Hendrik Stienstra               ABN AMRO Investment Management B.V.
Director
Director                        ABN AMRO Investment Management Funds B.V.
Director
                                ABN AMRO Beheer Beleggingsfondsen B.V.
Director
                                B.V. Hollandsche Belegging en Beheer
Director
                                Maatshchappij
                                ABN AMRO Bank N.V.
Senior Vice President

Diederik Wermolder              ABN AMRO Investment Management B.V.
Director
Director                        ABN AMRO Investment Management Funds B.V.
Director
                                ABN AMRO Beheer Beleggingsfodsen B.V.
Director
                                B.V. Hollandsche Belegging en Beheer
Director
                                Maatshchappij
                                ABN AMRO Luxembourg Investment Management S.A.
Director
                                ABN AMRO Funds Investment Advisory
Director
                                      (Luxembourg) S.A.
                                ABN AMRO Interest Growth Fund Investment
Director
                                      Advisory (Luxembourg) S.A.
                                ABN AMRO Valurente Investment Advisory
Director
                                      (Luxembourg) S.A.
                                ABN AMRO Bank N.V.
Vice President

Wypke Postma                    ABN AMRO Investment Management B.V.
Officer
Director                        ABN AMRO Investment Management Funds B.V.
Director
                                ABN AMRO Beheer Beleggingsfondsen B.V.
Officer
                                B.V. Hollandsche Belegging en Beheer
Maatschappij         Officer
                                ABN AMRO Bank N.V.

Vice President

Mathilde de la Serviere         Banque NSM, Paris
Vice President
Director

Anne-Marie Georges              Banque NSM, Paris
Vice President
Director

Alex Ng                         ABN AMRO Asset Management (Asia) Ltd.
Director
Portfolio Manager


Name and Position with
Connection with
Investment Sub-Advisor          Name of Other Company
Other Company

George Theodoridis              ABN AMRO Investment Management B.V.
Officer
Officer                         ABN AMRO Investment Management Funds B.V.
Officer
                                ABN AMRO Beheer Beleggingsfondsen B.V.
Officer
                                B.V. Hollandsche Belegging en Beheer
Officer
                                Maatshchappij
                                ABN AMRO Bank N.V.
Vice President

Wouter Weijand                  ABN AMRO Bank N.V.
Vice President
Officer

Luiz Rubiero, Jr.               ABN AMRO Bank N.V.
Assistant Vice President
Officer

John Vaartjes                   ABN AMRO Investment Management B.V.
Officer
Compliance Officer              ABN AMRO Investment Management Funds B.V.
Officer
                                ABN AMRO Beheer Beleggingsfondsen B.V.
Officer
                                B.V. Hollandsche Belegging en Beheer
Maatshchapij         Officer
                                ABN AMRO Bank N.V.

                                                      Assistant Vice President

Item 29.          Principal Underwriters

                  (a)      First Data Distributors,  Inc. (the "Distributor"),
                           a wholly-owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corporation, acts as Distributor for ABN AMRO Funds pursuant to a
                           distribution   agreement  dated  February  26,
                           1998.
                           The  Distributor   also  acts  as underwriter for
                           Alleghany  Funds,  BT Insurance  Funds Trust,
                           First Choice Funds Trust, Forward  Funds,  Inc.,
                           The Galaxy Fund, Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, Light Index Fund, Inc., Panorama Trust, Undiscovered Managers Funds, and Wilshire Target Funds, Inc. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers,
                           Inc.

                  (b) The information required by this Item 29(b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (file no. 8-45467).

                  (c)      Not applicable.

Item 30.          Location of Accounts and Records

All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained by the offices of:

 The Chase Manhattan Bank               First Data Investor Services Group, Inc.
 270 Park Avenue                        One Exchange Place, 8th Floor
 New York, New York  10017              Boston, Massachusetts  02109

 ABN AMRO Asset Management (USA) Inc.   ABN AMRO-NSM International Funds
 208 South LaSalle Street               Management B.V.
 Chicago, Illinois  60604-1003          Hoogoorddreef 66-68
                                        P.O. Box 283, 1000 E.A.
                                        Amsterdam, The Netherlands ZU100GST

Item 31.          Management Services

                           Not applicable.

Item 32.          Undertakings

Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940, as amended, inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

NOTICE

A copy of the Agreement and Declaration of Trust for ABN AMRO Funds (formerly, The Rembrandt(R) Funds, The LSNT Funds and The Passport Funds) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration
Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Commonwealth of Boston, State of Massachusetts, on the 30th day of June, 1998.


                                               ABN AMRO FUNDS

                                              By:        /s/ Timothy J. Leach
                                                   Timothy J. Leach, President




Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

               *              Trustee                June 30, 1998
Arnold F. Brookstone

               *              Trustee                June 30, 1998
William T. Simpson

               *              Trustee                June 30, 1998
Robert Feitler

               *              Trustee                June 30, 1998
John A. Wing

/s/ Timothy J. Leach          President & Chief
                              Executive Officer      June 30, 1998
-----------------------
Timothy J. Leach

/s/John J. Burke, III         Vice President &
                              Treasurer              June 30, 1998
-----------------------
John J. Burke, III

*By:     /s/Coleen D. Dinneen
         Coleen D. Dinneen, Attorney-in-Fact

                                  EXHIBIT INDEX

Name                                                               Exhibit No.

Amendment to By-Laws                                                       2(a)

Form of Amendment to Schedule A to Investment Advisory Agreement           5(a)

Form of Amendment to Schedule A to Distribution Agreement                  6(a)

Transfer Agency and Services Agreement                                     8(b)

Form of Amendment to Exhibit 1 to Transfer Agency and Services Agreement   8(c)

Form of Administration Agreement                                           9

Form of Shareholder Servicing Agent Agreement                              9(a)

Shareholder Service Plan                                                   9(b)

Form of Purchase Agreement                                                 13